UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)
601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Gordon M. Shone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-3000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Intrinsic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2008

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited)
(showing percentage of total net assets)

Intrinsic Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.73%

Aerospace - 1.33%
Alliant Techsystems, Inc. *	100	$10,856
General Dynamics Corp.	1,000	92,150
Goodrich Corp.	200	12,962
Northrop Grumman Corp.	200	15,092
Raytheon Company	200	12,772
Rockwell Collins, Inc.	200	12,274
United Technologies Corp.	1,400	99,456
		255,562
Agriculture - 0.23%
Archer-Daniels-Midland Company	1,100	43,670

Aluminum - 0.17%
Alcoa, Inc.	800	32,472

Apparel & Textiles - 0.42%
Coach, Inc. *	700	25,410
Jones Apparel Group, Inc.	100	1,682
Liz Claiborne, Inc.	500	8,730
Mohawk Industries, Inc. *	200	15,016
NIKE, Inc., Class B	200	13,674
VF Corp.	200	15,140
		79,652
Auto Parts - 0.58%
AutoZone, Inc. *	100	12,656
BorgWarner, Inc.	400	20,684
Johnson Controls, Inc.	1,700	57,902
O'Reilly Automotive, Inc. *	400	10,460
TRW Automotive Holdings Corp. *	400	9,980
		111,682
Auto Services - 0.27%
AutoNation, Inc. *	1,700	26,843
Avis Budget Group, Inc. *	1,800	25,056
		51,899
Automobiles - 0.74%
Ford Motor Company *	10,000	68,000
General Motors Corp.	1,700	29,070
PACCAR, Inc.	850	45,382
		142,452
Banking - 2.92%
Bank of America Corp.	8,900	302,689
BB&T Corp.	1,400	44,058
Comerica, Inc.	800	29,744
Fifth Third Bancorp	600	11,220
First Horizon National Corp.	800	7,672
Hudson City Bancorp, Inc.	600	10,680
KeyCorp	400	7,788
National City Corp.	2,300	13,432
Popular, Inc.	900	9,810
U.S. Bancorp	2,500	82,975
UnionBanCal Corp.	400	20,024
Wachovia Corp.	800	19,040
		559,132
Biotechnology - 1.10%
Amgen, Inc. *	1,300	57,239
Biogen Idec, Inc. *	1,500	94,125

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Biotechnology (continued)
Charles River Laboratories International, Inc. *	200	$12,856
Genzyme Corp. *	400	27,384
Invitrogen Corp. *	400	18,384
		209,988
Broadcasting - 0.19%
Discovery Holding Company *	1,000	26,190
Liberty Global, Inc., Class A *	300	10,755
		36,945
Building Materials & Construction - 0.10%
Lennox International, Inc.	300	9,666
Masco Corp.	500	9,270
		18,936
Business Services - 0.41%
Affiliated Computer Services, Inc., Class A *	100	5,420
Cadence Design Systems, Inc. *	700	8,134
FactSet Research Systems, Inc.	200	12,942
Fiserv, Inc. *	700	36,652
Hewitt Associates, Inc., Class A *	300	11,748
R.R. Donnelley & Sons Company	100	3,283
		78,179
Cellular Communications - 0.05%
Telephone & Data Systems, Inc.	200	9,534

Chemicals - 0.55%
Air Products & Chemicals, Inc.	400	40,768
Celanese Corp., Series A	300	14,610
Dow Chemical Company	300	12,120
FMC Corp.	200	14,796
Lubrizol Corp.	200	11,220
Sigma-Aldrich Corp.	200	11,752
		105,266
Colleges & Universities - 0.08%
Career Education Corp. *	800	14,632

Computers & Business Equipment - 3.40%
Cisco Systems, Inc. *	9,700	259,184
Dell, Inc. *	3,200	73,792
EMC Corp. *	2,100	36,624
Foundry Networks, Inc. *	600	8,160
Hewlett-Packard Company	1,000	47,060
Ingram Micro, Inc., Class A *	1,000	18,130
International Business Machines Corp.	800	103,544
Juniper Networks, Inc. *	600	16,512
Lexmark International, Inc. *	500	18,430
Tech Data Corp. *	700	25,613
Western Digital Corp. *	1,200	45,036
		652,085
Construction & Mining Equipment - 0.07%
Rowan Companies, Inc.	300	13,245

Construction Materials - 0.10%
Trane, Inc.	400	18,568

Cosmetics & Toiletries - 1.90%
Avon Products, Inc.	300	11,718
Colgate-Palmolive Company	500	37,180

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Cosmetics & Toiletries (continued)
Kimberly-Clark Corp.	600	$38,280
Procter & Gamble Company	4,200	277,410
		364,588
Crude Petroleum & Natural Gas - 4.53%
Apache Corp.	1,500	201,090
Chesapeake Energy Corp.	300	16,431
Cimarex Energy Company	100	6,814
Devon Energy Corp.	700	81,158
EOG Resources, Inc.	200	25,726
Forest Oil Corp. *	200	13,350
Hess Corp.	700	85,967
Occidental Petroleum Corp.	4,200	386,106
Patterson-UTI Energy, Inc.	600	18,888
Sunoco, Inc.	400	17,788
Unit Corp. *	200	15,338
		868,656
Drugs & Health Care - 0.26%
Wyeth	1,100	48,917

Educational Services - 0.26%
Apollo Group, Inc., Class A *	600	28,674
ITT Educational Services, Inc. *	300	21,789
		50,463
Electrical Equipment - 0.06%
Emerson Electric Company	200	11,636

Electrical Utilities - 0.38%
PPL Corp.	200	10,262
Public Service Enterprise Group, Inc.	900	39,834
Reliant Energy, Inc. *	900	23,004
		73,100
Electronics - 0.50%
Arrow Electronics, Inc. *	400	12,264
Avnet, Inc. *	300	8,856
L-3 Communications Holdings, Inc.	700	75,173
		96,293
Energy - 0.02%
NRG Energy, Inc. *	100	4,159

Financial Services - 3.82%
BlackRock, Inc.	100	22,499
Capital One Financial Corp.	200	9,624
Citigroup, Inc.	19,500	426,855
Countrywide Financial Corp. (a)	1,400	7,364
Federal Home Loan Mortgage Corp.	300	7,626
Federal National Mortgage Association	5,800	156,716
Goldman Sachs Group, Inc.	100	17,641
Janus Capital Group, Inc.	400	11,600
Leucadia National Corp.	600	32,580
Morgan Stanley	200	8,846
T. Rowe Price Group, Inc.	200	11,584
Washington Mutual, Inc. (a)	2,100	18,942
		731,877
Food & Beverages - 3.99%
Coca-Cola Enterprises, Inc.	900	18,126

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Beverages (continued)
Kraft Foods, Inc., Class A	1,222	$39,691
PepsiAmericas, Inc.	500	12,185
PepsiCo, Inc.	3,700	252,710
The Coca-Cola Company	7,200	412,272
Tyson Foods, Inc., Class A	800	15,072
William Wrigley, Jr. Company	200	15,426
		765,482
Gas & Pipeline Utilities - 0.08%
Transocean, Inc. *	100	15,019

Healthcare Products - 4.11%
Johnson & Johnson	7,900	527,246
Medtronic, Inc.	1,100	55,737
Patterson Companies, Inc. *	300	10,203
Stryker Corp.	1,000	64,550
Zimmer Holdings, Inc. *	1,800	131,040
		788,776
Healthcare Services - 5.31%
Cardinal Health, Inc.	1,400	79,156
Coventry Health Care, Inc. *	1,200	55,236
Express Scripts, Inc. *	900	64,899
McKesson Corp.	3,000	172,950
Medco Health Solutions, Inc. *	1,200	58,140
Quest Diagnostics, Inc.	400	20,164
UnitedHealth Group, Inc.	11,834	404,841
WellPoint, Inc. *	2,900	161,878
		1,017,264
Holdings Companies/Conglomerates - 1.38%
General Electric Company	8,600	264,192

Homebuilders - 0.36%
Centex Corp.	600	11,298
D.R. Horton, Inc.	900	11,439
KB Home	300	6,153
Lennar Corp., Class A	700	11,816
M.D.C. Holdings, Inc.	400	16,252
Toll Brothers, Inc. *	600	12,642
		69,600
Hotels & Restaurants - 0.09%
McDonald's Corp.	300	17,796

Household Products - 0.09%
Energizer Holdings, Inc. *	200	16,318

Industrial Machinery - 1.67%
AGCO Corp. *	200	12,086
Cummins, Inc.	100	7,042
Deere & Company	2,000	162,680
Ingersoll-Rand Company, Ltd., Class A	900	39,636
ITT Corp.	100	6,600
Kennametal, Inc.	400	15,460
Parker-Hannifin Corp.	900	76,203
		319,707
Insurance - 7.62%
ACE, Ltd.	1,300	78,091
Aetna, Inc.	700	33,012
AFLAC, Inc.	1,300	87,269

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
Allstate Corp.	5,400	$275,076
American International Group, Inc.	7,200	259,200
Aon Corp.	1,100	51,909
Assurant, Inc.	200	13,606
Axis Capital Holdings, Ltd.	300	10,515
Chubb Corp.	2,100	112,896
CIGNA Corp.	200	8,120
Commerce Group, Inc.	400	14,708
Everest Re Group, Ltd.	100	8,772
First American Corp.	400	13,428
Hartford Financial Services Group, Inc.	700	49,749
HCC Insurance Holdings, Inc.	400	9,544
MBIA, Inc.	800	5,568
MGIC Investment Corp.	800	9,616
Nationwide Financial Services, Inc., Class A	400	20,412
Old Republic International Corp.	1,600	24,080
Progressive Corp.	2,600	52,156
Protective Life Corp.	400	16,792
SAFECO Corp.	300	20,100
The Travelers Companies, Inc.	3,900	194,259
Torchmark Corp.	500	31,705
Transatlantic Holdings, Inc.	200	12,930
Unum Group	1,100	26,488
W.R. Berkley Corp.	800	21,672
		1,461,673
International Oil - 19.42%
Anadarko Petroleum Corp.	1,500	112,455
Chevron Corp.	11,800	1,169,970
ConocoPhillips	8,500	791,350
Exxon Mobil Corp.	17,400	1,544,424
Murphy Oil Corp.	400	37,060
Noble Corp.	200	12,628
Weatherford International, Ltd. *	1,200	54,756
		3,722,643
Internet Content - 0.31%
Google, Inc., Class A *	100	58,580

Internet Retail - 0.55%
eBay, Inc. *	3,100	93,031
Expedia, Inc. *	500	12,125
		105,156
Internet Software - 0.18%
McAfee, Inc. *	300	10,875
VeriSign, Inc. *	600	24,024
		34,899
Life Sciences - 0.06%
PerkinElmer, Inc.	400	11,312

Liquor - 0.15%
Anheuser-Busch Companies, Inc.	500	28,730

Manufacturing - 1.88%
3M Company	1,600	124,096
Danaher Corp.	900	70,362
Eaton Corp.	200	19,336
Harley-Davidson, Inc.	500	20,785

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Manufacturing (continued)
Honeywell International, Inc.	400	$23,848
Illinois Tool Works, Inc.	400	21,480
Pentair, Inc.	300	11,229
SPX Corp.	100	13,288
Tyco International, Ltd.	1,250	56,487
		360,911
Metal & Metal Products - 0.11%
Reliance Steel & Aluminum Company	300	20,391

Office Furnishings & Supplies - 0.05%
Office Depot, Inc. *	700	8,890

Paper - 0.04%
Smurfit-Stone Container Corp. *	1,100	7,403

Petroleum Services - 1.13%
BJ Services Company	400	12,080
Helmerich & Payne, Inc.	300	18,795
Tidewater, Inc.	200	13,666
Valero Energy Corp.	3,400	172,856
		217,397
Pharmaceuticals - 5.43%
Abbott Laboratories	1,400	78,890
AmerisourceBergen Corp.	1,700	70,261
Bristol-Myers Squibb Company	400	9,116
Eli Lilly & Company	1,600	77,024
Forest Laboratories, Inc. *	1,000	35,910
Gilead Sciences, Inc. *	800	44,256
King Pharmaceuticals, Inc. *	1,400	14,364
Merck & Company, Inc.	5,000	194,800
Pfizer, Inc.	26,100	505,296
Watson Pharmaceuticals, Inc. *	400	11,424
		1,041,341
Publishing - 0.34%
Gannett Company, Inc.	2,100	60,501
McGraw-Hill Companies, Inc.	100	4,149
		64,650
Railroads & Equipment - 0.17%
Union Pacific Corp.	400	32,924

Real Estate - 0.09%
Annaly Capital Management, Inc., REIT	1,000	17,810

Retail Grocery - 0.24%
SUPERVALU, Inc.	700	24,549
The Kroger Company	800	22,112
		46,661
Retail Trade - 9.60%
Abercrombie & Fitch Company, Class A	400	29,040
Advance Auto Parts, Inc.	300	12,090
American Eagle Outfitters, Inc.	600	10,932
Bed Bath & Beyond, Inc. *	1,100	35,046
Best Buy Company, Inc.	200	9,338
BJ's Wholesale Club, Inc. *	300	11,847
Costco Wholesale Corp.	700	49,924
CVS Caremark Corp.	1,200	51,348
Dollar Tree, Inc. *	500	18,450

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Family Dollar Stores, Inc.	700	$14,980
Home Depot, Inc.	15,100	413,136
Kohl's Corp. *	1,100	49,280
Lowe's Companies, Inc.	8,400	201,600
Staples, Inc.	2,100	49,245
Target Corp.	2,100	112,056
The Gap, Inc.	1,200	21,900
Tiffany & Company	100	4,903
Walgreen Company	2,400	86,448
Wal-Mart Stores, Inc.	11,400	658,236
		1,839,799
Semiconductors - 0.25%
Cypress Semiconductor Corp. *	400	11,152
Intel Corp.	1,100	25,498
Intersil Corp., Class A	400	11,148
		47,798
Software - 3.07%
Citrix Systems, Inc. *	300	10,269
Compuware Corp. *	300	3,057
Microsoft Corp.	14,300	404,976
Novell, Inc. *	1,700	12,036
Oracle Corp. *	6,900	157,596
		587,934
Steel - 0.08%
Nucor Corp.	200	14,960

Telecommunications Equipment &
Services - 0.99%
QUALCOMM, Inc.	3,900	189,306

Telephone - 1.51%
AT&T, Inc.	2,827	112,797
Verizon Communications, Inc.	4,600	176,962
		289,759
Tobacco - 1.62%
Altria Group, Inc.	5,700	126,882
Philip Morris International, Inc. *	3,500	184,310
		311,192
Transportation - 0.08%
Overseas Shipholding Group, Inc.	200	15,812

Trucking & Freight - 0.24%
FedEx Corp.	200	18,342
United Parcel Service, Inc., Class B	400	28,408
		46,750
TOTAL COMMON STOCKS (Cost $19,505,672)		$18,542,423

SHORT TERM INVESTMENTS - 0.13%
John Hancock Cash
Investment Trust, 2.5216% (c)(f)	$25,345	$25,345
TOTAL SHORT TERM INVESTMENTS
(Cost $25,345)		$25,345

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 2.97%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$570,087 on 06/02/2008,
collateralized by $580,000 Federal
National Mortgage Association,
5.60% due 02/06/2023 (valued at
$582,175, including interest)	$570,000	570,000
TOTAL REPURCHASE AGREEMENTS
(Cost $570,000)		570,000
Total Investments (Intrinsic Value Fund)
(Cost $20,101,017)† - 99.. 83%		19,137,768
Other Assets in Excess of Liabilities - 0.17%		31,741
TOTAL NET ASSETS - 100.00%		19,169,509

Key to Security Abbreviations and Legend

REIT - Real Estate Investment Trust

* Non-Income Producing

(a) All or a portion of this security was out on loan.

(c) The investment is an affiliate of the Fund and the Fund’s adviser.

 (f) John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.

† At May 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $20,101,017. Net unrealized depreciation aggregated $963,249, of which $1,459,955 related to appreciated investment securities and $2,423,204 related to depreciated investment securities.

The accompanying notes are an integral part of the financial statements.
4

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*
Level 1 – Quoted Prices	$18,567,768	$11,408
Level 2 – Other Significant Observable Inputs	570,000	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$19,137,768	$11,408

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Notes to Schedule of Investments - Page 5

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts at May 31, 2008:

	Number of		Expiration	Notional	Unrealized
Open Contracts	Contracts	Position	Date	Value	Appreciation

S&P Mini 500 Index Futures	5	Long	Jun 2008	$350,150	$11,408

Notes to Schedule of Investments - Page 6

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Intrinsic Value Fund.

510Q1 5/08
7/08

John Hancock

MUTUAL FUNDS

John Hancock Value Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2008

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited)
(showing percentage of total net assets)

Value Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.34%

Aerospace - 0.79%
Alliant Techsystems, Inc. *	900	$97,704
Curtiss-Wright Corp.	500	25,755
Esterline Technologies Corp. *	200	12,386
Teledyne Technologies, Inc. *	300	16,704
		152,549
Agriculture - 0.31%
Fresh Del Monte Produce, Inc. *	2,000	59,080

Air Freight - 0.01%
ExpressJet Holdings, Inc. *	700	1,421

Air Travel - 0.14%
SkyWest, Inc.	1,700	26,282

Apparel & Textiles - 1.63%
Cintas Corp.	800	23,616
Columbia Sportswear Company (a)	1,200	52,584
Jones Apparel Group, Inc.	4,000	67,280
K-Swiss, Inc., Class A	1,900	30,438
Liz Claiborne, Inc.	5,800	101,268
Timberland Company, Class A *	1,600	29,456
Wolverine World Wide, Inc.	300	8,613
		313,255
Auto Parts - 2.51%
Aftermarket Technology Corp. *	500	11,195
ArvinMeritor, Inc.	2,700	40,419
Autoliv, Inc.	1,800	98,406
BorgWarner, Inc.	3,400	175,814
O'Reilly Automotive, Inc. *	2,500	65,375
Pep Boys - Manny, Moe & Jack	300	2,694
Tenneco, Inc. *	900	21,582
TRW Automotive Holdings Corp. *	2,700	67,365
		482,850
Auto Services - 1.56%
AutoNation, Inc. *	13,800	217,902
Avis Budget Group, Inc. *	100	1,392
Copart, Inc. *	1,800	81,000
Lithia Motors, Inc., Class A	100	683
		300,977
Automobiles - 1.26%
Asbury Automotive Group, Inc.	2,900	47,763
Group 1 Automotive, Inc. (a)	2,100	54,684
Penske Auto Group, Inc. (a)	6,100	127,429
Rush Enterprises, Inc., Class A *	800	12,944
		242,820
Banking - 8.83%
AMCORE Financial, Inc.	800	7,840
Anchor BanCorp Wisconsin, Inc.	2,400	33,672
Associated Banc-Corp.	5,100	139,281
Astoria Financial Corp.	2,300	54,878
BancorpSouth, Inc.	1,800	42,606
Bank of Hawaii Corp.	1,000	54,100
BOK Financial Corp.	200	11,646
Cathay General Bancorp, Inc. (a)	1,700	26,146
Central Pacific Financial Corp.	600	8,952
Chemical Financial Corp. (a)	1,200	29,280

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
Citizens Banking Corp.	300	$1,662
City National Corp.	2,300	111,320
Colonial Bancgroup, Inc.	1,700	10,421
Commerce Bancshares, Inc.	1,964	86,259
Community Bank Systems, Inc.	1,300	31,369
Dime Community Bancorp, Inc.	1,500	27,270
East West Bancorp, Inc.	600	7,944
F.N.B. Corp. (a)	600	8,994
First BanCorp Puerto Rico (a)	1,000	10,060
FirstMerit Corp.	3,400	68,714
Flagstar Bancorp, Inc. (a)	1,000	4,750
Flushing Financial Corp.	700	13,734
Hancock Holding Company	500	22,245
Hanmi Financial Corp.	2,700	17,280
Imperial Capital Bancorp, Inc.	500	5,010
Independent Bank Corp. - MI (a)	1,000	6,010
International Bancshares Corp.	3,840	97,306
New York Community Bancorp, Inc.	1,600	32,832
Northwest Bancorp, Inc.	400	9,812
Old National Bancorp (a)	1,500	26,220
Oriental Financial Group, Inc.	1,500	27,300
Pacific Capital Bancorp	900	17,946
Park National Corp. (a)	500	35,450
Popular, Inc.	10,500	114,450
Provident Bankshares Corp.	900	8,604
S & T Bancorp, Inc.	1,000	32,510
SVB Financial Group *	700	35,875
TCF Financial Corp.	7,200	118,944
The South Financial Group, Inc.	1,300	7,163
TrustCo Bank Corp., NY (a)	1,100	9,636
Trustmark Corp.	2,400	47,904
United Bankshares, Inc.	800	22,712
Washington Federal, Inc.	2,000	44,780
Webster Financial Corp.	1,000	25,970
WestAmerica Bancorp (a)	900	49,950
Whitney Holding Corp.	1,400	31,808
Wilmington Trust Corp.	1,800	59,292
		1,697,907
Biotechnology - 1.57%
Bio-Rad Laboratories, Inc., Class A *	400	35,792
Charles River Laboratories International, Inc. *	1,100	70,708
Immucor, Inc. *	400	10,732
Invitrogen Corp. *	3,200	147,072
Pharmanet Development Group, Inc. *	400	6,752
Techne Corp. *	400	31,400
		302,456
Broadcasting - 0.08%
Belo Corp., Class A	1,700	16,252

Building Materials & Construction - 0.29%
Dycom Industries, Inc. *	1,900	32,585
Lennox International, Inc.	700	22,554
		55,139
Business Services - 4.00%
ABM Industries, Inc.	500	10,915
Affiliated Computer Services, Inc., Class A *	1,600	86,720

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
CDI Corp.	100	$2,850
Convergys Corp. *	1,800	29,034
Core-Mark Holding Company, Inc. *	400	11,616
Deluxe Corp.	4,500	101,385
FactSet Research Systems, Inc. (a)	700	45,297
Global Payments, Inc.	1,300	61,386
Hewitt Associates, Inc., Class A *	300	11,748
Insight Enterprises, Inc. *	2,500	33,500
Kelly Services, Inc., Class A	2,800	58,800
Manpower, Inc.	900	56,700
MAXIMUS, Inc.	700	25,739
Pre-Paid Legal Services, Inc. *	400	16,796
Resources Connection, Inc. *	900	18,909
ScanSource, Inc. *	100	2,996
SRA International, Inc., Class A *	800	18,864
SYNNEX Corp. *	1,600	39,760
Total Systems Services, Inc.	3,100	76,012
URS Corp. *	900	43,029
Watson Wyatt Worldwide, Inc., Class A	300	17,571
		769,627
Cellular Communications - 0.21%
Brightpoint, Inc. *	1,100	10,835
Telephone & Data Systems, Inc.	600	28,602
		39,437
Chemicals - 3.64%
Celanese Corp., Series A	1,100	53,570
Cytec Industries, Inc.	600	37,896
Eastman Chemical Company	400	30,644
FMC Corp.	2,300	170,154
Lubrizol Corp.	1,600	89,760
Newmarket Corp.	400	31,308
Olin Corp.	2,000	45,000
PolyOne Corp. *	1,500	11,610
Sensient Technologies Corp.	1,000	31,450
Sigma-Aldrich Corp.	3,100	182,156
Stepan Company	400	16,356
		699,904
Colleges & Universities - 0.32%
Career Education Corp. * (a)	3,400	62,186

Commercial Services - 0.06%
CBIZ, Inc. *	1,300	11,076

Computers & Business Equipment - 4.36%
CACI International, Inc., Class A *	600	30,582
Diebold, Inc.	500	19,730
Foundry Networks, Inc. *	800	10,880
Ingram Micro, Inc., Class A *	11,400	206,682
Lexmark International, Inc. *	3,500	129,010
Plexus Corp. *	500	14,115
Tech Data Corp. *	5,300	193,927
Western Digital Corp. *	6,200	232,686
		837,612
Construction & Mining Equipment - 0.19%
Kaman Corp., Class A	400	10,360

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Construction & Mining Equipment
(continued)
Rowan Companies, Inc.	600	$26,490
		36,850
Construction Materials - 0.56%
Applied Industrial Technologies, Inc.	1,000	27,570
Clarcor, Inc.	300	13,026
Comfort Systems USA, Inc.	800	10,720
Simpson Manufacturing Company, Inc. (a)	1,600	42,208
Universal Forest Products, Inc.	400	13,572
		107,096
Containers & Glass - 0.36%
Ball Corp.	600	32,580
Bemis Company, Inc.	700	18,620
Owens-Illinois, Inc. *	200	11,444
Sonoco Products Company	200	6,924
		69,568
Cosmetics & Toiletries - 0.66%
Alberto-Culver Company	2,000	52,860
Chattem, Inc. *	300	18,663
Elizabeth Arden, Inc. *	500	7,505
Estee Lauder Companies, Inc., Class A	1,000	47,600
		126,628
Crude Petroleum & Natural Gas - 3.55%
Cimarex Energy Company	2,600	177,164
Forest Oil Corp. *	700	46,725
Patterson-UTI Energy, Inc.	6,700	210,916
Swift Energy Company *	600	34,584
Unit Corp. *	2,300	176,387
Whiting Petroleum Corp. *	400	37,412
		683,188
Domestic Oil - 1.82%
Berry Petroleum Company, Class A	700	37,800
Encore Aquisition Company *	900	60,111
Helix Energy Solutions Group, Inc. *	300	11,589
Holly Corp.	1,100	46,695
Natural Gas Services Group, Inc. *	500	13,705
Oil States International, Inc. *	1,900	110,998
St. Mary Land & Exploration Company	300	15,288
Stone Energy Corp. *	800	54,064
		350,250
Drugs & Health Care - 0.75%
Invacare Corp.	1,800	32,724
Molina Healthcare, Inc. * (a)	1,500	45,240
Perrigo Company	1,500	54,915
Res-Care, Inc. *	600	11,442
		144,321
Educational Services - 0.52%
Corinthian Colleges, Inc. *	1,100	14,080
ITT Educational Services, Inc. * (a)	900	65,367
Strayer Education, Inc.	100	19,990
		99,437

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Equipment - 0.62%
A.O. Smith Corp.	300	$10,845
Anixter International, Inc. *	500	32,505
FLIR Systems, Inc. *	500	19,710
Hubbell, Inc., Class B	700	32,739
Varian, Inc. *	200	11,098
W.H. Brady Company, Class A	300	11,613
		118,510
Electrical Utilities - 0.20%
Central Vermont Public Service Corp.	500	10,170
Teco Energy, Inc.	700	14,259
Wisconsin Energy Corp.	300	14,412
		38,841
Electronics - 1.46%
Arrow Electronics, Inc. *	2,200	67,452
Avnet, Inc. *	2,000	59,040
Checkpoint Systems, Inc. *	900	23,373
Harman International Industries, Inc.	300	13,416
Teleflex, Inc.	1,200	71,148
Thomas & Betts Corp. *	600	25,482
Zoran Corp. *	1,400	20,482
		280,393
Energy - 0.71%
Energen Corp.	1,200	89,940
Energy East Corp.	1,100	27,841
Headwaters, Inc. * (a)	1,700	18,479
		136,260
Financial Services - 1.91%
City Holding Company	600	25,812
Federal Agricultural Mortgage Corp., Class C	1,100	31,856
Fulton Financial Corp.	4,600	58,052
Interactive Data Corp.	900	24,786
Janus Capital Group, Inc.	600	17,400
Knight Capital Group, Inc. *	600	10,686
Nelnet, Inc., Class A (a)	1,500	19,785
SEI Investments Company	2,800	67,536
Student Loan Corp.	300	36,000
Synovus Financial Corp.	4,400	50,556
Waddell & Reed Financial, Inc., Class A	700	24,752
		367,221
Food & Beverages - 2.59%
Chiquita Brands International, Inc. * (a)	1,100	26,774
Dean Foods Company *	3,900	84,825
Flowers Foods, Inc.	1,500	42,195
Hormel Foods Corp.	600	22,674
J.M. Smucker Company	500	26,395
PepsiAmericas, Inc.	3,900	95,043
Pilgrim's Pride Corp.	700	18,200
Sanderson Farms, Inc.	900	44,937
Seaboard Corp.	13	23,335
Tyson Foods, Inc., Class A	6,000	113,040
		497,418
Furniture & Fixtures - 0.82%
American Woodmark Corp.	100	2,253

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Furniture & Fixtures (continued)
Ethan Allen Interiors, Inc. (a)	2,000	$56,080
Furniture Brands International, Inc.	600	8,436
Hooker Furniture Corp.	1,100	22,198
La-Z-Boy, Inc.	100	635
Leggett & Platt, Inc.	3,600	68,760
		158,362
Gas & Pipeline Utilities - 0.30%
Equitable Resources, Inc.	200	14,046
National Fuel Gas Company	300	18,093
ONEOK, Inc.	500	25,030
		57,169
Healthcare Products - 1.36%
CONMED Corp. *	500	13,345
IDEXX Laboratories, Inc. *	1,000	50,500
Kinetic Concepts, Inc. *	400	17,372
Merit Medical Systems, Inc. *	700	11,144
Owens & Minor, Inc.	2,200	104,456
Patterson Companies, Inc. *	1,900	64,619
		261,436
Healthcare Services - 1.66%
AMERIGROUP Corp. *	1,100	30,371
Apria Healthcare Group, Inc. *	2,900	48,865
Covance, Inc. *	600	49,188
IMS Health, Inc.	600	14,544
Lincare Holdings, Inc. *	1,900	49,514
Omnicare, Inc.	2,100	51,408
Pediatrix Medical Group, Inc. *	1,400	75,362
		319,252
Homebuilders - 0.64%
M.D.C. Holdings, Inc.	2,100	85,323
Toll Brothers, Inc. *	1,800	37,926
		123,249
Hotels & Restaurants - 0.77%
Brinker International, Inc.	2,300	50,439
CBRL Group, Inc.	1,200	35,340
CEC Entertainment, Inc. *	1,100	39,754
O'Charley's, Inc.	400	4,440
Ruby Tuesday, Inc.	2,300	17,204
		147,177
Household Appliances - 0.20%
Black & Decker Corp.	600	38,820

Household Products - 1.52%
Blyth, Inc.	3,800	73,948
Energizer Holdings, Inc. *	1,500	122,385
Tupperware Brands Corp.	2,500	95,750
		292,083
Industrial Machinery - 1.27%
AGCO Corp. *	500	30,215
Albany International Corp., Class A	600	20,766
Crane Company	1,700	77,605
EnPro Industries, Inc. *	700	28,070
Gardner Denver, Inc. *	300	15,918
Kennametal, Inc.	1,300	50,245

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial Machinery (continued)
Middleby Corp. *	200	$11,418
Tennant Company	300	10,551
		244,788
Insurance - 16.36%
Alleghany Corp. *	102	38,301
Allied World Assurance Holdings, Ltd.	300	13,680
American Financial Group, Inc.	4,500	134,190
American National Insurance Company	300	33,081
Arch Capital Group, Ltd. *	1,700	119,612
Aspen Insurance Holdings, Ltd.	1,500	38,340
Axis Capital Holdings, Ltd.	3,100	108,655
Brown & Brown, Inc.	2,000	38,940
Commerce Group, Inc.	6,000	220,620
Conseco, Inc. *	1,600	18,672
Donegal Group, Inc.	400	7,164
Endurance Specialty Holdings, Ltd.	1,500	50,490
Erie Indemnity Company, Class A	1,200	61,428
FBL Financial Group, Inc., Class A	600	16,110
First American Corp.	4,400	147,708
Hanover Insurance Group, Inc.	400	18,440
Harleysville Group, Inc.	900	35,109
HCC Insurance Holdings, Inc.	6,100	145,546
Horace Mann Educators Corp.	3,300	53,757
Kansas City Life Insurance Company	200	10,506
Markel Corp. *	100	40,465
Max Re Capital, Ltd.	800	19,296
Mercury General Corp.	2,400	122,064
National Western Life Insurance Company,
Class A	200	47,156
Nationwide Financial Services, Inc., Class A	2,100	107,163
Navigators Group, Inc. *	400	20,196
Odyssey Re Holdings Corp.	200	7,508
Old Republic International Corp.	8,000	120,400
PartnerRe, Ltd.	1,300	95,797
Philadelphia Consolidated Holding Corp. *	4,700	175,075
Platinum Underwriters Holdings, Ltd.	900	31,923
PMI Group, Inc.	100	596
Presidential Life Corp.	500	8,810
Protective Life Corp.	2,100	88,158
Reinsurance Group of America, Inc.	3,400	174,828
RenaissanceRe Holdings, Ltd.	800	41,728
RLI Corp.	1,400	71,596
SAFECO Corp.	800	53,600
Safety Insurance Group, Inc.	1,300	50,258
Selective Insurance Group, Inc.	2,500	54,700
Stancorp Financial Group, Inc.	2,100	115,479
State Auto Financial Corp.	800	22,040
Stewart Information Services Corp.	1,700	40,205
Transatlantic Holdings, Inc.	2,700	174,555
United Fire & Casualty Company	700	25,263
Unitrin, Inc.	1,200	41,580
Zenith National Insurance Corp.	2,100	84,735
		3,145,523
Internet Service Provider - 0.16%
Earthlink, Inc. *	3,300	31,680

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Leisure Time - 0.58%
Brunswick Corp.	5,000	$68,500
Polaris Industries, Inc. (a)	900	42,948
		111,448
Life Sciences - 0.66%
PerkinElmer, Inc.	1,200	33,936
Pharmaceutical Product Development, Inc.	700	30,947
Waters Corp. *	1,000	61,520
		126,403
Liquor - 0.18%
Molson Coors Brewing Company, Class B	600	34,800

Manufacturing - 2.45%
AptarGroup, Inc.	1,100	49,192
Blout International, Inc. *	1,000	14,010
Ceradyne, Inc. *	1,400	60,382
Mine Safety Appliances Company (a)	800	32,992
Pentair, Inc.	1,700	63,631
Snap-on, Inc.	500	30,960
SPX Corp.	1,400	186,032
Stanley Works	700	34,006
		471,205
Medical-Hospitals - 0.73%
Centene Corp. *	1,200	25,332
Health Management Associates, Inc., Class A *	5,400	41,904
LifePoint Hospitals, Inc. *	1,600	51,184
RehabCare Group, Inc. *	700	11,879
VCA Antech, Inc. *	300	9,411
		139,710
Metal & Metal Products - 1.61%
Commercial Metals Company	1,200	43,920
Lawson Products, Inc.	300	7,797
Matthews International Corp., Class A	600	28,566
Mueller Industries, Inc.	1,100	39,369
Reliance Steel & Aluminum Company	2,100	142,737
Timken Company	1,300	47,619
		310,008
Mining - 0.14%
AMCOL International Corp.	400	12,344
Compass Minerals International, Inc.	200	14,600
		26,944
Mobile Homes - 0.28%
Thor Industries, Inc. (a)	2,000	53,920

Newspapers - 0.10%
Lee Enterprises, Inc. (a)	2,700	18,360

Office Furnishings & Supplies - 0.54%
HNI Corp.	500	12,540
Office Depot, Inc. *	1,900	24,130
United Stationers, Inc. *	1,600	67,744
		104,414
Paper - 0.23%
Smurfit-Stone Container Corp. *	3,000	20,190
Temple-Inland, Inc.	1,700	24,769
		44,959

The accompanying notes are an integral part of the financial statements.
4

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Petroleum Services - 1.18%
Grey Wolf, Inc. *	1,600	$12,528
Helmerich & Payne, Inc.	2,000	125,300
Tesoro Corp.	400	9,940
Tidewater, Inc.	900	61,497
World Fuel Services Corp.	700	16,863
		226,128
Pharmaceuticals - 1.32%
Endo Pharmaceutical Holdings, Inc. *	2,300	56,672
King Pharmaceuticals, Inc. *	15,800	162,108
Watson Pharmaceuticals, Inc. *	1,200	34,272
		253,052
Publishing - 0.28%
The New York Times Company, Class A (a)	3,100	54,002

Real Estate - 1.32%
Annaly Capital Management, Inc., REIT	12,600	224,406
Anthracite Capital, Inc., REIT	1,000	9,370
Anworth Mortgage Asset Corp., REIT	1,400	9,898
MFA Mortgage Investments, Inc., REIT	1,500	10,905
		254,579
Retail Grocery - 1.05%
Ingles Markets, Inc.	1,900	46,284
Nash Finch Company (a)	1,800	68,832
Ruddick Corp.	700	24,871
SUPERVALU, Inc.	1,300	45,591
Weis Markets, Inc.	500	17,255
		202,833
Retail Trade - 6.59%
Advance Auto Parts, Inc.	3,000	120,900
Aeropostale, Inc. *	900	31,446
American Eagle Outfitters, Inc.	2,900	52,838
Barnes & Noble, Inc.	1,000	30,510
BJ's Wholesale Club, Inc. *	3,800	150,062
Casey's General Stores, Inc.	900	19,701
Dollar Tree, Inc. *	4,100	151,290
Family Dollar Stores, Inc.	4,100	87,740
Foot Locker, Inc.	2,800	40,908
Fossil, Inc. *	200	6,342
Longs Drug Stores Corp.	800	37,936
NBTY, Inc. *	1,600	52,256
Pantry, Inc. *	1,500	18,300
RadioShack Corp.	3,800	55,670
Regis Corp.	2,500	75,850
Rent-A-Center, Inc. *	3,600	75,528
Ross Stores, Inc.	2,200	80,564
Sonic Automotive, Inc.	2,800	52,220
The Men's Wearhouse, Inc.	1,600	33,168
Tractor Supply Company *	300	10,251
Tween Brands, Inc. *	700	13,902
United Rentals, Inc. *	700	14,413
Williams-Sonoma, Inc. (a)	1,100	27,962
Zale Corp. * (a)	1,300	28,314
		1,268,071
Semiconductors - 0.75%
Cabot Microelectronics Corp. *	700	25,970

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
Intersil Corp., Class A	2,200	$61,314
QLogic Corp. *	1,500	23,685
Semtech Corp. *	1,900	33,288
		144,257
Software - 0.52%
Compuware Corp. *	3,000	30,570
Novell, Inc. *	3,100	21,948
Sybase, Inc. *	1,500	48,030
		100,548
Steel - 0.62%
Carpenter Technology Corp.	500	27,600
Schnitzer Steel Industries, Inc.	400	40,056
Worthington Industries, Inc. (a)	2,600	51,844
		119,500

Telecommunications Equipment &
Services - 0.79%
ADC Telecommunications, Inc. *	1,500	23,610
ADTRAN, Inc.	600	14,934
J2 Global Communications, Inc. *	900	23,868
Plantronics, Inc.	3,000	72,870
Premiere Global Services, Inc. *	1,100	16,665
		151,947
Telephone - 0.42%
CenturyTel, Inc.	2,300	81,443

Tires & Rubber - 0.09%
Cooper Tire & Rubber Company	1,500	16,470

Toys, Amusements & Sporting Goods - 0.06%
Jakks Pacific, Inc. *	500	11,800

Transportation - 0.60%
Bristow Group, Inc. *	200	10,454
Golar LNG, Ltd. (a)	1,000	18,370
Overseas Shipholding Group, Inc.	1,100	86,966
		115,790
Trucking & Freight - 0.72%
Arkansas Best Corp.	1,300	48,308
Ryder Systems, Inc.	700	51,401
Werner Enterprises, Inc. (a)	1,200	22,728
YRC Worldwide, Inc. * (a)	900	15,714
		138,151
TOTAL COMMON STOCKS (Cost $19,006,657)		$18,527,092

SHORT TERM INVESTMENTS - 6.84%
John Hancock Cash
Investment Trust, 2.5216% (c)(f)	$1,315,668	$1,315,668
TOTAL SHORT TERM INVESTMENTS
(Cost $1,315,668)		$1,315,668

The accompanying notes are an integral part of the financial statements.
5

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 3.52%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$677,103 on 06/02/2008,
collateralized by $685,000 Federal
National Mortgage Association,
4.25% due 04/24/2013 (valued at
$694,419, including interest)	$677,000	$677,000
TOTAL REPURCHASE AGREEMENTS
(Cost $677,000)		$677,000
Total Investments (Value Opportunities Fund)
(Cost $20,999,325)† - 106.. 70%		$20,519,760
Liabilities in Excess of Other Assets - (6.70)%		(1,288,080)
TOTAL NET ASSETS - 100.00%		$19,231,680

Footnotes

Percentagesarestatedasapercentofnetassets.

Key to Security Abbreviations and Legend
REIT - Real Estate Investment Trust

* Non-Income Producing

(a) All or a portion of this security was out on loan.

(c) The investment is an affiliate of the Fund and the Fund’s adviser.

 (f) John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.

† The cost of investments owned on May 31, 2008, including short-term investments, for Federal income tax purposes, was $20,999,235. Gross unrealized appreciation and depreciation of investments aggregated $1,683,398 and $2,162,963, respectively, resulting in net unrealized depreciation of $479,565.

The accompanying notes are an integral part of the financial statements.
6

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of  May 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*
Level 1 – Quoted Prices	$19,842,760	$11,220
Level 2 – Other Significant Observable Inputs	$677,000	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$20,519,760	$11,220

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

Notes to Schedule of Investments - Page 7

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts on May 31, 2008:

	Number of		Expiration	Notional	Unrealized
Open Contracts	Contracts	Position	Date	Value	Appreciation
S&P Midcap 400 Index	2	Long	Jun 2008	176,500	6,755
Russell 2000 Index	2	Long	Jun 2008	149,740	4,465
Total				$326,240	$11,220

Notes to Schedule of Investments - Page 8

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management
Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Value Opportunities Fund.

630Q1 5/08
7/08

John Hancock

MUTUAL FUNDS

John Hancock U.S. Core Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2008

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited)
(showing percentage of total net assets)

U.S. Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.09%

Aerospace - 1.29%
General Dynamics Corp.	900	$82,935
Goodrich Corp.	400	25,924
Raytheon Company	200	12,772
Rockwell Collins, Inc.	200	12,274
United Technologies Corp.	1,900	134,976
		268,881
Agriculture - 1.54%
Archer-Daniels-Midland Company	400	15,880
Monsanto Company	2,100	267,540
The Mosaic Company *	300	37,596
		321,016
Aluminum - 0.04%
Alcoa, Inc.	200	8,118

Apparel & Textiles - 0.45%
Coach, Inc. *	1,400	50,820
Liz Claiborne, Inc.	400	6,984
NIKE, Inc., Class B	300	20,511
VF Corp.	200	15,140
		93,455
Auto Parts - 0.33%
AutoZone, Inc. *	200	25,312
BorgWarner, Inc.	200	10,342
Johnson Controls, Inc.	1,000	34,060
		69,714
Auto Services - 0.06%
AutoNation, Inc. *	800	12,632

Automobiles - 0.41%
Ford Motor Company *	5,200	35,360
General Motors Corp.	700	11,970
PACCAR, Inc.	700	37,373
		84,703
Banking - 1.30%
Bank of America Corp.	6,200	210,862
BB&T Corp.	800	25,176
Comerica, Inc.	200	7,436
U.S. Bancorp	800	26,552
		270,026
Biotechnology - 0.65%
Amgen, Inc. *	1,500	66,045
Biogen Idec, Inc. *	1,100	69,025
		135,070
Broadcasting - 0.10%
Discovery Holding Company *	800	20,952

Building Materials & Construction - 0.02%
Masco Corp.	200	3,708

Business Services - 1.12%
Affiliated Computer Services, Inc., Class A *	700	37,940
Fiserv, Inc. *	1,100	57,596
Fluor Corp.	400	74,620
Jacobs Engineering Group, Inc. *	500	47,390
NCR Corp. *	200	5,292

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Total Systems Services, Inc.	400	$9,808
		232,646
Chemicals - 0.45%
Air Products & Chemicals, Inc.	200	20,384
Celanese Corp., Series A	300	14,610
Lubrizol Corp.	200	11,220
Praxair, Inc.	500	47,530
		93,744
Computers & Business Equipment - 5.73%
Apple, Inc. *	1,700	320,875
Cisco Systems, Inc. *	16,100	430,192
Dell, Inc. *	5,900	136,054
EMC Corp. *	4,100	71,504
Hewlett-Packard Company	500	23,530
International Business Machines Corp.	1,300	168,259
Juniper Networks, Inc. *	400	11,008
Western Digital Corp. *	800	30,024
		1,191,446
Construction Materials - 0.02%
Trane, Inc.	100	4,642

Containers & Glass - 0.14%
Owens-Illinois, Inc. *	500	28,610

Cosmetics & Toiletries - 2.88%
Avon Products, Inc.	400	15,624
Colgate-Palmolive Company	1,200	89,232
Estee Lauder Companies, Inc., Class A	300	14,280
Kimberly-Clark Corp.	1,000	63,800
Procter & Gamble Company	6,300	416,115
		599,051
Crude Petroleum & Natural Gas - 3.09%
Apache Corp.	1,100	147,466
Chesapeake Energy Corp.	200	10,954
Devon Energy Corp.	700	81,158
EOG Resources, Inc.	200	25,726
Hess Corp.	500	61,405
Occidental Petroleum Corp.	3,200	294,176
Sunoco, Inc.	200	8,894
XTO Energy, Inc.	200	12,724
		642,503
Domestic Oil - 0.07%
Denbury Resources, Inc. *	400	13,612

Drugs & Health Care - 0.36%
Wyeth	1,700	75,599

Educational Services - 0.65%
Apollo Group, Inc., Class A *	1,900	90,801
ITT Educational Services, Inc. *	600	43,578
		134,379
Electrical Equipment - 0.17%
Emerson Electric Company	400	23,272
FLIR Systems, Inc. *	300	11,826
		35,098

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Utilities - 0.24%
PPL Corp.	200	$10,262
Public Service Enterprise Group, Inc.	600	26,556
Reliant Energy, Inc. *	500	12,780
		49,598
Electronics - 0.35%
Avnet, Inc. *	300	8,856
L-3 Communications Holdings, Inc.	600	64,434
		73,290
Energy - 0.12%
Duke Energy Corp.	700	12,936
NRG Energy, Inc. *	300	12,477
		25,413
Financial Services - 1.49%
Blackrock, Inc.	100	22,499
Citigroup, Inc.	10,600	232,034
Federal Home Loan Mortgage Corp.	900	22,878
Leucadia National Corp.	600	32,580
		309,991
Food & Beverages - 6.58%
Coca-Cola Enterprises, Inc.	500	10,070
Kellogg Company	200	10,362
Kraft Foods, Inc., Class A	1,122	36,442
PepsiCo, Inc.	8,300	566,890
The Coca-Cola Company	12,600	721,476
William Wrigley, Jr. Company	300	23,139
		1,368,379
Gas & Pipeline Utilities - 0.63%
Transocean, Inc. *	879	132,017

Gold - 0.19%
Barrick Gold Corp. (a)	1,000	40,290

Healthcare Products - 6.46%
Intuitive Surgical, Inc. *	200	58,718
Johnson & Johnson	12,400	827,576
Medtronic, Inc.	2,400	121,608
Patterson Companies, Inc. *	200	6,802
Stryker Corp.	1,600	103,280
Zimmer Holdings, Inc. *	3,100	225,680
		1,343,664
Healthcare Services - 6.20%
Cardinal Health, Inc.	900	50,886
Coventry Health Care, Inc. *	1,600	73,648
Express Scripts, Inc. *	3,100	223,541
McKesson Corp.	2,000	115,300
Medco Health Solutions, Inc. *	1,700	82,365
Quest Diagnostics, Inc.	300	15,123
UnitedHealth Group, Inc.	16,766	573,565
WellPoint, Inc. *	2,800	156,296
		1,290,724
Holdings Companies/Conglomerates - 0.18%
Textron, Inc.	600	37,530

Homebuilders - 0.03%
Toll Brothers, Inc. *	300	6,321

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hotels & Restaurants - 0.14%
McDonald's Corp.	500	$29,660

Household Products - 0.16%
Energizer Holdings, Inc. *	400	32,636

Industrial Machinery - 1.65%
Cameron International Corp. *	700	37,261
Caterpillar, Inc.	600	49,584
Deere & Company	1,700	138,278
Flowserve Corp.	100	13,852
FMC Technologies, Inc. *	200	14,370
Ingersoll-Rand Company, Ltd., Class A	500	22,020
ITT Corp.	200	13,200
Pall Corp.	300	12,243
Parker-Hannifin Corp.	500	42,335
		343,143
Industrials - 0.07%
Fastenal Company	300	14,832

Insurance - 3.42%
ACE, Ltd.	600	36,042
Aetna, Inc.	400	18,864
AFLAC, Inc.	1,300	87,269
Allstate Corp.	3,200	163,008
American International Group, Inc.	3,300	118,800
Aon Corp.	600	28,314
Chubb Corp.	1,200	64,512
CIGNA Corp.	100	4,060
First American Corp.	200	6,714
Hartford Financial Services Group, Inc.	200	14,214
Progressive Corp.	1,200	24,072
SAFECO Corp.	100	6,700
The Travelers Companies, Inc.	1,800	89,658
Torchmark Corp.	300	19,023
Transatlantic Holdings, Inc.	200	12,930
Unum Group	700	16,856
		711,036
International Oil - 12.89%
Anadarko Petroleum Corp.	1,100	82,467
Chevron Corp.	9,400	932,010
ConocoPhillips	3,600	335,160
Exxon Mobil Corp.	13,800	1,224,888
Murphy Oil Corp.	400	37,060
Noble Corp.	400	25,256
Weatherford International, Ltd. *	1,000	45,630
		2,682,471
Internet Content - 1.13%
Google, Inc., Class A *	400	234,320

Internet Retail - 1.30%
Amazon.com, Inc. *	1,000	81,620
eBay, Inc. *	6,000	180,060
Expedia, Inc. *	400	9,700
		271,380
Internet Software - 0.04%
VeriSign, Inc. *	200	8,008

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Leisure Time - 0.07%
MGM MIRAGE * (a)	309	$15,206

Liquor - 0.36%
Anheuser-Busch Companies, Inc.	1,300	74,698

Manufacturing - 2.35%
3M Company	3,400	263,704
Danaher Corp.	1,300	101,634
Harley-Davidson, Inc.	1,200	49,884
Honeywell International, Inc.	700	41,734
Illinois Tool Works, Inc.	100	5,370
SPX Corp.	100	13,288
Tyco International, Ltd.	300	13,557
		489,171
Metal & Metal Products - 0.12%
Precision Castparts Corp.	200	24,160

Office Furnishings & Supplies - 0.09%
Office Depot, Inc. *	1,400	17,780

Petroleum Services - 2.27%
Diamond Offshore Drilling, Inc.	300	40,932
Halliburton Company	700	34,006
Schlumberger, Ltd.	2,500	252,825
Smith International, Inc.	600	47,352
Valero Energy Corp.	1,900	96,596
		471,711
Pharmaceuticals - 8.23%
Abbott Laboratories	2,300	129,605
AmerisourceBergen Corp.	900	37,197
Bristol-Myers Squibb Company	100	2,279
Eli Lilly & Company	3,400	163,676
Forest Laboratories, Inc. *	1,500	53,865
Gilead Sciences, Inc. *	1,500	82,980
Merck & Company, Inc.	12,100	471,416
Pfizer, Inc.	39,100	756,976
Schering-Plough Corp.	700	14,280
		1,712,274
Publishing - 0.19%
Gannett Company, Inc.	1,200	34,572
McGraw-Hill Companies, Inc.	100	4,149
		38,721
Railroads & Equipment - 0.03%
CSX Corp.	100	6,906

Retail Grocery - 0.27%
Safeway, Inc.	600	19,122
SUPERVALU, Inc.	300	10,521
The Kroger Company	1,000	27,640
		57,283
Retail Trade - 9.14%
Abercrombie & Fitch Company, Class A	400	29,040
American Eagle Outfitters, Inc.	2,550	46,461
Bed Bath & Beyond, Inc. *	1,200	38,232
Best Buy Company, Inc.	200	9,338
Costco Wholesale Corp.	400	28,528
CVS Caremark Corp.	300	12,837

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Family Dollar Stores, Inc.	200	$4,280
GameStop Corp., Class A *	200	9,920
Home Depot, Inc.	13,700	374,832
Kohl's Corp. *	1,200	53,760
Lowe's Companies, Inc.	6,600	158,400
Nordstrom, Inc.	700	24,486
Staples, Inc.	1,400	32,830
Target Corp.	1,500	80,040
Tiffany & Company	300	14,709
Walgreen Company	3,900	140,478
Wal-Mart Stores, Inc.	14,600	843,004
		1,901,175
Semiconductors - 0.68%
Analog Devices, Inc.	100	3,511
Intel Corp.	5,400	125,172
Texas Instruments, Inc.	400	12,992
		141,675
Software - 5.24%
Citrix Systems, Inc. *	500	17,115
Microsoft Corp.	26,800	758,976
Oracle Corp. *	13,800	315,192
		1,091,283

Telecommunications Equipment &
Services - 1.90%
Corning, Inc.	800	21,872
QUALCOMM, Inc.	7,700	373,758
		395,630
Telephone - 1.70%
AT&T, Inc.	2,975	118,702
Verizon Communications, Inc.	6,100	234,667
		353,369
Tobacco - 2.11%
Altria Group, Inc.	7,100	158,046
Philip Morris International, Inc. *	4,900	258,034
UST, Inc.	400	22,092
		438,172
Trucking & Freight - 0.20%
United Parcel Service, Inc., Class B	600	42,612
TOTAL COMMON STOCKS (Cost $20,526,987)		$20,616,134

SHORT TERM INVESTMENTS - 0.23%
John Hancock Cash
Investment Trust, 2.5216% (c)(f)	$47,154	$47,154
TOTAL SHORT TERM INVESTMENTS
(Cost $47,154)		$47,154

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.63%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$132,020 on 06/02/2008,
collateralized by $135,000 Federal
National Mortgage Association,
5.60% due 02/06/2023 (valued at
$135,506, including interest)	$132,000	$132,000
TOTAL REPURCHASE AGREEMENTS
(Cost $132,000)		$132,000
Total Investments (U.S. Core Fund)
(Cost $20,706,141)†--99.99.95%		$20,795,288
Other Assets in Excess of Liabilities - 0.05%		10,173
TOTAL NET ASSETS - 100.00%		$20,805,461

Footnotes

Percentages are stated as a percent of net assets.

* Non-Income Producing

(a) All or a portion of this security was out on loan

(c) The investment is an affiliate of the Fund and the Fund’s adviser.

(f) John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.

† At May 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $20,706,141. Net unrealized appreciation aggregated $89,147 of which $1,669,066 related to appreciated investment securities and $1,579,919 related to depreciated investment securities.

The accompanying notes are an integral part of the financial statements.
4

Notes to portfolio of investments

Security valuation
The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of  May 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*
Level 1 – Quoted Prices	$20,663,288	–
Level 2 – Other Significant Observable Inputs	132,000	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$20,795,288	–

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Repurchase agreements
The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Notes to Schedule of Investments - Page 5

Futures
The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Notes to Schedule of Investments - Page 6

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock U.S. Core Fund.

650Q1 5/08
7/08

John Hancock MUTUAL FUNDS

John Hancock International Core Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2008

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited)
(showing percentage of total net assets)

International Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.96%

Australia - 4.14%
Australia and New Zealand
Banking Group, Ltd. (a)	178,489	$3,698,603
BHP Billiton, Ltd.	151,384	6,294,138
Bluescope Steel, Ltd.	240,047	2,604,109
CSL, Ltd. (a)	117,306	4,462,419
Fortescue Metals Group, Ltd. * (a)	223,556	2,275,637
Foster's Group, Ltd. (a)	318,706	1,675,406
Incitec Pivot, Ltd. (a)	10,700	1,779,508
Leighton Holdings, Ltd.	35,178	1,792,113
Mirvac Group, Ltd.	548,870	1,725,967
Newcrest Mining, Ltd.	70,062	2,132,174
Stockland Company, Ltd.	690,164	4,162,447
Suncorp-Metway, Ltd.	282,809	3,900,557
TABCORP Holdings, Ltd. (a)	208,101	2,235,669
Telstra Corp., Ltd. (a)	973,827	4,421,223
Westpac Banking Corp., Ltd. (a)	132,186	2,937,483
Woodside Petroleum, Ltd. (a)	176,123	10,941,993
Woolworths, Ltd. (a)	141,326	3,744,401
Zinifex, Ltd.	152,475	1,384,488
		62,168,335
Austria - 0.14%
OMV AG	25,604	2,107,984

Belgium - 1.05%
Belgacom SA	22,881	1,077,524
Colruyt SA	2,820	714,370
Dexia (a)	185,381	4,369,357
Fortis Group SA	313,411	7,674,651
Solvay SA (a)	8,075	1,157,651
UCB SA	17,656	711,841
		15,705,394
Canada - 3.38%
Agrium, Inc.	17,600	1,536,812
Bank of Montreal	41,000	2,012,450
Barrick Gold Corp.	42,300	1,704,176
BCE, Inc.	22,888	807,392
Canadian Natural Resources, Ltd.	29,437	2,880,891
Canadian Pacific Railway, Ltd.	32,500	2,374,044
EnCana Corp.	16,697	1,504,175
Magna International, Inc.	28,100	1,980,518
National Bank of Canada	76,765	4,197,506
Potash Corp. of Saskatchewan, Inc.	79,200	15,729,203
Research In Motion, Ltd. *	99,200	13,718,873
Sun Life Financial, Inc.	50,500	2,350,669
		50,796,709
Denmark - 0.84%
A P Moller Maersk AS, Series A	47	586,213
FLS Industries AS, B Shares	17,000	2,038,795
Novo Nordisk AS	93,300	6,071,457
Vestas Wind Systems AS *	28,550	3,930,128
		12,626,593
Finland - 3.40%
Fortum Corp. Oyj	87,598	4,232,873
Kone Corp. Oyj	15,214	615,872
Neste Oil Oyj (a)	75,507	2,515,032

International Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Finland (continued)
Nokia AB Oyj	1,109,993	$31,998,921
Outokumpu Oyj	84,541	3,781,333
Rautaruukki Oyj *	34,846	1,852,412
Sampo Oyj, A Shares	187,920	5,437,830
TietoEnator Oyj (a)	29,639	657,080
		51,091,353
France - 11.06%
Air Liquide	24,908	3,661,157
Alstom	26,268	6,621,587
BNP Paribas SA (a)	140,173	14,467,034
Casino Guich-Perrachon SA	31,584	4,002,192
Compagnie de Saint-Gobain SA (a)	17,325	1,397,262
Dassault Systemes SA	12,630	845,305
Essilor International SA (a)	37,411	2,353,113
France Telecom SA (a)	302,527	9,180,150
Gaz de France	21,405	1,458,243
Hermes International SA (a)	24,260	4,009,384
Lafarge SA	6,769	1,224,213
L'Oreal SA (a)	19,890	2,420,429
Pernod-Ricard SA	14	1,590
PSA Peugeot Citroen SA (a)	45,522	2,832,833
Renault Regie Nationale SA	40,489	4,157,389
Sanofi-Aventis SA	568,708	42,389,196
Societe Generale NV - New Shares *	10,582	1,083,261
Societe Generale *	38,110	3,960,546
Suez SA	66,644	4,966,338
Total SA	618,195	53,944,926
UbiSoft Entertainment SA *	11,850	1,148,540
		166,124,688
Germany - 6.96%
Adidas-Salomon AG	60,788	4,285,953
Aixtron AG	53,311	795,381
Altana AG	26,759	506,224
BASF AG	51,777	7,762,800
Bayer AG	40,186	3,563,603
Bayerische Motoren Werke (BMW) AG	82,252	4,871,571
Beiersdorf AG	17,815	1,404,353
DaimlerChrysler AG	54,771	4,168,471
Deutsche Boerse AG	52,961	7,599,203
Deutsche Post AG	30,998	986,204
E.ON AG	74,131	15,772,430
Hannover Rueckversicherung AG	29,477	1,625,237
K&S AG	12,944	6,068,271
Linde AG (a)	18,815	2,827,327
MAN AG	18,878	2,944,580
Norddeutsche Affinerie AG	21,540	1,035,485
Puma AG (a)	1,641	641,667
Q-Cells AG * (a)	23,417	2,847,082
RWE AG	17,998	2,326,552
Salzgitter AG (a)	36,741	7,219,282
SAP AG * (a)	118,666	6,557,510
SGL Carbon AG *	23,807	1,770,403
Stada Arzneimittel AG (a)	8,420	552,140
Suedzucker AG (a)	45,857	1,041,593
Thyssen Krupp AG	43,336	2,928,049

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Volkswagen AG (a)	38,210	$10,524,771
Wacker Chemie AG	7,952	1,904,565
		104,530,707
Greece - 0.13%
Coca Cola Hellenic Bottling Company SA	24,599	1,118,246
National Bank of Greece SA	13,905	789,594
		1,907,840
Hong Kong - 1.89%
CLP Holdings, Ltd. (a)	1,048,699	9,473,889
Esprit Holdings, Ltd.	164,700	1,924,761
Hang Seng Bank, Ltd.	83,100	1,683,531
Henderson Land Development Company, Ltd.	122,000	848,102
Hong Kong & China Gas Company, Ltd. (a)	740,300	1,823,264
Hong Kong Electric Holdings, Ltd. (a)	888,854	5,364,628
Hong Kong Exchange & Clearing, Ltd. (a)	107,900	1,852,740
Noble Group, Ltd. (a)	571,633	1,049,600
Pou Sheng International Holdings Ltd *	8,279	4,018
Sun Hung Kai Properties, Ltd.	212,000	3,406,604
Yue Yuen Industrial Holdings, Ltd. (a)	331,218	950,715
		28,381,852
Ireland - 0.48%
Bank of Ireland	104,307	1,322,546
CRH PLC (a)	134,602	4,962,946
Kerry Group PLC	31,605	953,887
		7,239,379
Italy - 3.43%
Enel SpA	154,412	1,735,636
Eni SpA (a)	1,049,489	42,745,185
Fondiaria-Sai SpA	18,950	470,819
Italcementi SpA, RNC	33,795	501,843
Luxottica Group SpA	42,787	1,194,191
Mediaset SpA	256,795	2,093,426
Snam Rete Gas SpA	187,746	1,247,206
Telecom Italia SpA-RNC	825,617	1,461,708
		51,450,014
Japan - 19.87%
Acom Company, Ltd.	37,880	1,192,958
Aisin Seiki Company (a)	49,100	1,718,640
Alps Electric Company, Ltd. (a)	66,546	727,827
Asahi Breweries, Ltd.	82,100	1,437,646
Astellas Pharmaceuticals, Inc.	57,400	2,428,420
Canon, Inc.	55,600	3,000,987
Cosmo Oil Company, Ltd.	387,000	1,534,491
CyberAgent, Inc. * (a)	613	912,929
Dai Nippon Printing Company, Ltd.	52,000	795,636
Daiichi Sankyo Company, Ltd.	210,053	5,927,790
Daikin Industries, Ltd. (a)	92,900	4,793,929
Dena Company, Ltd. (a)	225	1,583,665
Denso Corp.	39,400	1,438,911
Eisai Company, Ltd.	51,780	1,876,300
Fanuc, Ltd.	45,000	4,887,592
Fast Retailing Company, Ltd. (a)	40,600	3,512,351
Fuji Heavy Industries, Ltd.	313,116	1,467,267
Hirose Electric Company, Ltd.	6,400	745,513

International Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Hitachi, Ltd.	304,000	$2,185,847
Hokkaido Electric Power Company, Inc.	81,599	1,668,050
Honda Motor Company, Ltd.	502,412	16,823,320
Hoya Corp.	112,900	3,137,896
Inpex Holdings, Inc.	227	2,863,878
Itochu Corp.	682,047	7,893,164
Japan Real Estate Investment Corp., REIT	45	554,923
JFE Holdings, Inc.	83,500	4,720,736
Kao Corp. (a)	179,050	4,670,722
Kawasaki Kisen Kaisha, Ltd. (a)	414,000	4,575,128
Keyence Corp.	14,000	3,343,957
Kirin Brewery Company, Ltd.	75,000	1,241,463
Komatsu, Ltd.	124,300	3,938,171
Konami Corp. (a)	47,223	1,724,612
Konica Minolta Holdings, Inc.	94,500	1,763,247
Kyushu Electric Power Company, Inc.	80,580	1,712,191
Marubeni Corp.	442,824	3,948,535
Matsushita Electric Industrial Company, Ltd.	254,000	5,782,584
Mitsubishi Corp.	295,495	10,203,015
Mitsubishi Electric Corp.	235,000	2,659,410
Mitsui & Company, Ltd.	184,560	4,525,589
Mitsui Mining & Smelting Company, Ltd.	277,000	930,165
Mitsui O.S.K. Lines, Ltd.	212,000	3,199,507
Mitsui Trust Holdings, Inc.	316,553	2,252,084
Mitsumi Electric Company, Ltd. (a)	29,700	862,094
Murata Manufacturing Company, Ltd.	41,200	2,165,130
Nidec Corp.	26,400	1,965,851
Nikon Corp. (a)	82,000	2,613,546
Nintendo Company, Ltd.	30,300	16,670,461
Nippon Denko Company, Ltd.	96,000	1,155,606
Nippon Mining Holdings, Inc.	592,000	3,706,318
Nippon Oil Corp.	747,000	5,399,488
Nippon Telegraph & Telephone Corp.	1,440	6,993,739
Nippon Yakin Kogyo Company, Ltd. (a)	127,500	917,971
Nippon Yusen Kabushiki Kaisha (a)	463,000	4,708,177
Nissan Motor Company, Ltd. (a)	1,160,400	10,313,933
Nitto Denko Corp.	35,300	1,677,604
Nomura Research Institute, Ltd.	37,400	925,953
NTT DoCoMo, Inc.	5,330	8,494,024
Osaka Gas Company, Ltd.	1,601,120	5,817,008
Resona Holdings, Inc. (a)	2,351	4,103,434
Ricoh Company, Ltd.	131,000	2,411,981
Rohm Company, Ltd.	22,500	1,474,815
Ryohin Keikaku Company, Ltd. (a)	14,700	868,725
SANKYO Company, Ltd.	28,200	1,805,635
SBI Holdings, Inc. (a)	6,597	1,943,055
Secom Company, Ltd. (a)	37,800	1,835,857
SEGA SAMMY HOLDINGS, INC. (a)	240,200	2,472,178
Seven & I Holdings Company, Ltd. (a)	383,700	11,210,359
Sharp Corp.	94,000	1,640,675
Shin-Etsu Chemical Company, Ltd.	141,500	8,912,540
Shiseido Company, Ltd.	65,000	1,593,863
Showa Shell Sekiyu K.K. (a)	146,100	1,597,925
Sojitz Holdings Corp.	1,219,800	4,651,485
Sumco Corp. (a)	136,100	3,485,771
Sumitomo Chemical Company, Ltd.	167,000	1,219,787

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Sumitomo Electric Industries, Ltd.	62,700	$809,474
Taisho Pharmaceuticals Company, Ltd.	40,790	763,410
Takeda Pharmaceutical Company, Ltd.	235,689	13,660,214
Takefuji Corp. (a)	87,460	1,658,438
TDK Corp.	33,000	2,263,233
Terumo Corp.	60,500	3,012,948
The Japan Steel Works, Ltd.	153,000	3,178,429
Tokyo Gas Company, Ltd.	431,397	1,640,962
Tokyo Steel Manufacturing Company, Ltd. (a)	65,100	902,211
TonenGeneral Sekiyu K.K. (a)	111,133	1,059,464
Toshiba Corp. (a)	162,000	1,427,604
Trend Micro, Inc.	23,000	805,065
UNY Company, Ltd.	108,000	1,134,092
Yahoo Japan Corp.	6,712	2,887,395
Yamada Denki Company, Ltd.	17,400	1,351,793
		298,470,766
Luxembourg - 0.78%
ArcelorMittal	118,326	11,720,731

Netherlands - 4.48%
Aegon NV	649,397	9,917,096
Buhrmann NV	58,872	775,768
DSM NV	54,912	3,366,769
Heineken Holding NV	10,522	544,289
Heineken NV	127,195	7,474,062
ING Groep NV	641,173	24,478,762
Reed Elsevier NV	201,729	3,762,939
Royal Dutch Shell PLC, A Shares	327,014	13,962,695
Tele Atlas NV *	20,048	935,690
TNT Post Group NV	52,651	2,112,505
		67,330,575
Norway - 0.51%
Den Norske Bank ASA	89,900	1,292,942
Statoil ASA (a)	164,868	6,396,243
		7,689,185
Singapore - 1.98%
Cosco Corp. Singapore, Ltd.	536,600	1,347,855
Neptune Orient Lines, Ltd. (a)	531,488	1,584,842
Oversea-Chinese Banking Corp., Ltd.	318,000	2,024,942
SembCorp Industries, Ltd.	364,802	1,280,712
SembCorp Marine, Ltd. (a)	1,064,573	3,604,481
Singapore Exchange, Ltd. (a)	402,000	2,373,824
Singapore Press Holdings, Ltd.	856,000	2,690,816
Singapore Telecommunications, Ltd.	3,847,350	10,765,968
United Overseas Bank, Ltd.	144,000	2,134,273
Wilmar International, Ltd.	480,000	1,960,119
		29,767,832
Spain - 2.21%
Gas Natural SDG SA	36,658	2,122,681
Iberdrola SA	182,514	2,635,020
Industria de Diseno Textil SA	51,069	2,512,227
Repsol YPF SA	240,759	9,963,314
Telefonica SA	556,866	15,984,047
		33,217,289

International Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Sweden - 1.03%
Hennes & Mauritz AB, B shares	90,550	$5,002,471
Investor AB, B shares	224,200	5,576,510
SKF AB, B Shares (a)	106,400	1,994,834
Svenska Handelsbanken AB, Series A	61,700	1,717,173
Swedbank AB, A shares (a)	47,300	1,168,607
		15,459,595
Switzerland - 6.20%
ABB, Ltd. *	385,012	12,508,041
Compagnie Financiere
Richemont AG, Series A *	52,694	3,283,737
Nestle SA	46,037	22,637,527
Novartis AG	719,983	37,821,127
Roche Holdings AG - Genusschein	38,065	6,562,994
Swatch Group AG, BR shares	8,117	2,272,137
Syngenta AG	14,653	4,463,735
Synthes AG	18,228	2,563,900
UBS AG *	41,964	1,010,599
		93,123,797
United Kingdom - 21.00%
3i Group PLC	361,673	6,344,059
Alliance & Leicester PLC	87,787	739,498
AMEC PLC	165,059	2,728,526
Antofagasta PLC	101,908	1,391,891
Associated British Foods PLC	56,531	964,727
AstraZeneca Group PLC	612,253	26,742,506
BAE Systems PLC	151,118	1,356,802
Barclays PLC	872,595	6,481,963
BG Group PLC	903,799	22,665,649
BHP Billiton PLC	186,567	7,073,581
British American Tobacco PLC	164,944	6,168,806
Cadbury PLC *	170,762	2,279,889
Capita Group PLC	164,802	2,208,477
Cobham PLC	175,094	733,575
Diageo PLC	287,551	5,610,657
Dixons Group PLC	752,371	868,142
GlaxoSmithKline PLC	2,842,911	62,707,007
HBOS PLC	799,302	6,333,350
Home Retail Group	509,085	2,362,286
ICAP PLC	71,913	877,507
Imperial Tobacco Group PLC	75,283	3,019,844
Kingfisher PLC	471,000	1,280,081
Ladbrokes PLC	286,950	1,783,416
London Stock Exchange Group PLC	28,971	589,382
Next Group PLC	94,322	2,161,767
Old Mutual PLC	747,073	1,731,456
Reckitt Benckiser PLC	70,788	4,170,261
Reed Elsevier PLC	134,335	1,692,423
Rio Tinto PLC	244,355	29,308,795
Royal Bank of Scotland Group PLC	3,145,499	14,237,651
Royal Dutch Shell PLC, A Shares	378,868	16,135,743
Royal Dutch Shell PLC, B Shares	101,427	4,229,298
Scottish & Southern Energy PLC	111,710	3,257,335
Signet Group PLC	607,629	746,265
Smith & Nephew PLC	195,874	2,101,057
Taylor Woodrow PLC	819,046	1,379,081

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Tesco PLC	266,920	$2,189,520
The Sage Group PLC	326,548	1,455,433
Trinity Mirror PLC	121,182	546,113
Tullow Oil PLC	78,150	1,377,785
Unilever PLC	81,596	2,700,896
United Utilities PLC	137,225	2,034,640
Vedanta Resources PLC	37,449	1,857,536
Vodafone Group PLC	13,698,963	44,028,611
Wolseley PLC	219,585	2,392,368
Xstrata PLC	29,453	2,327,320
		315,372,975
TOTAL COMMON STOCKS (Cost $1,320,445,939)		$1,426,283,593

PREFERRED STOCKS - 0.47%

Germany - 0.47%
Bayerische Motoren Werke (BMW) AG	9,567	453,511
Porsche Automobil Holding SE	14,077	2,626,282
Volkswagen AG	26,225	3,976,323
		7,056,116
TOTAL PREFERRED STOCKS (Cost $4,580,493)		$7,056,116

RIGHTS - 0.03%

Switzerland - 0.00%
UBS AG	41,964	55,966

United Kingdom - 0.03%
Imperial Tobacco Group PLC	37,642	372,820
TOTAL RIGHTS (Cost $283,372)		$428,786

SHORT TERM INVESTMENTS - 8.63%
John Hancock Cash
Investment Trust, 2.5216% (c)(f)	$129,617,649	$129,617,649
TOTAL SHORT TERM INVESTMENTS
(Cost $129,617,649)		$129,617,649

International Core Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 2.28%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$34,345,237 on 6/2/2008,
collateralized by $34,555,000
Federal National Mortgage
Association, 4.25% due
04/24/2013 (valued at
$35,030,131, including interest)	$34,340,000	$34,340,000
TOTAL REPURCHASE AGREEMENTS
(Cost $34,340,000)		$34,340,000
Total Investments (International Core Fund)
(Cost $1,489,267,453)† - 106.. 37%		$1,597,726,144
Liabilities in Excess of Other Assets - (6.37)%		(95,725,729)
TOTAL NET ASSETS - 100.00%		$1,502,000,415

The portfolio had the following five top industry concentrations as of May 31, 2008 (as a percentage of total net assets):

International Oil	9.69%
Pharmaceuticals	9.39%
Telecommunications Equipment & Services	8.44%
Banking	5.17%
Drugs & Health Care	5.11%

Footnotes

Percentages are stated as a percent of net assets.

Key to Security Abbreviations and Legend
REIT - Real Estate Investment Trust

* Non-Income Producing

(a) All or a portion of this security was out on loan.

(c) The investment is an affiliate of the Fund and the Fund’s adviser.

(f) John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.

† The cost of investments owned on May 31, 2008, including short-term investments, for Federal income tax purposes, was $1,489,267,453. Gross unrealized appreciation and depreciation of investments aggregated $201,733,907 and $93,275,216, respectively, resulting in net unrealized appreciation of $108,458,691.

The accompanying notes are an integral part of the financial statements.
4

Notes to portfolio of investments

Security valuation
The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*
Level 1 – Quoted Prices	$186,744,461	$1,562,017
Level 2 – Other Significant Observable Inputs	$1,410,981,683	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$1,597,726,144	$1,562,017

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Repurchase agreements
The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Notes to Schedule of Investments - Page 5

Futures
The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts on May 31, 2008:

					Unrealized
	Number of		Expiration	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Value	(Depreciation)
DAX Index Futures	222	Long	Jun 2008	$61,360,433	$2,777,849
TOPIX Index Futures	245	Long	Jun 2008	29,965,851	525,666
MSCI Singapore Stock Index Futures	248	Long	Jun 2008	14,363,982	462,279
FTSE 100 Index Futures	71	Short	Jun 2008	(8,496,299)	243,008
IBEX 35 Index Futures	127	Short	Jun 2008	(26,856,087)	1,178,910
S&P / TSE 60 Index	133	Short	Jun 2008	(23,542,713)	(2,602,732)
SPI 200 Index	72	Short	Jun 2008	(9,816,830)	(315,240)
Total				$36,978,337	$2,269,740

Forward foreign currency contracts
The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by the Fund on contracts that have matured. The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

		Principal Amount		Unrealized
		Covered by	Settlement	Appreciation
Portfolio	Currency	Contract	Date	(Depreciation)

Notes to Schedule of Investments - Page 6

International Growth	Buys
	Australian Dollar	5,495,830	Aug 2008	$66,082
	Australian Dollar	3,173,000	Aug 2008	46,697
	Australian Dollar	2,119,000	Aug 2008	31,915
	Euro	6,775,001	Aug 2008	27,981
	Euro	14,288,000	Aug 2008	262,613
	Euro	11,670,000	Aug 2008	202,008
	Japanese Yen	1,580,025,000	Aug 2008	(29,140)
	Japanese Yen	1,142,900,000	Aug 2008	(183,853)
	Japanese Yen	3,859,807,259	Aug 2008	(510,880)
	Japanese Yen	3,976,771,115	Aug 2008	(384,571)
	Japanese Yen	3,859,807,259	Aug 2008	(298,845)
	New Zealand Dollar	4,536,315	Aug 2008	45,954
	New Zealand Dollar	4,536,315	Aug 2008	52,445
	New Zealand Dollar	4,673,779	Aug 2008	53,465
	Pound Sterling	11,260,000	Aug 2008	338,944
	Swedish Krona	102,755,389	Aug 2008	(56,700)
	Swedish Krona	102,755,389	Aug 2008	(59,775)
	Swedish Krona	102,755,389	Aug 2008	(39,583)
	Swedish Krona	102,755,389	Aug 2008	(7,821)
	Swiss Franc	12,678,000	Aug 2008	163,919
	Swiss Franc	7,355,000	Aug 2008	57,749
	Swiss Franc	15,425,008	Aug 2008	66,196
	Swiss Franc	15,425,008	Aug 2008	69,366
	Swiss Franc	15,425,008	Aug 2008	155,082
	Swiss Franc	15,425,008	Aug 2008	178,368
	Swiss Franc	15,425,008	Aug 2008	67,887
	Swiss Franc	15,425,008	Aug 2008	187,427
	Swiss Franc	15,425,008	Aug 2008	193,898
				$696,828
	Sells
	Australian Dollar	4,924,629	Aug 2008	($76,967)
	Australian Dollar	19,009,938	Aug 2008	(79,865)
	Australian Dollar	18,431,218	Aug 2008	(97,121)
	Australian Dollar	18,438,667	Aug 2008	(89,671)
	Canadian Dollar	9,081,142	Aug 2008	(503)
	Canadian Dollar	9,376,156	Aug 2008	19,311
	Canadian Dollar	9,087,593	Aug 2008	5,949
	Danish Krone	2,231,869	Aug 2008	1,693
	Danish Krone	2,161,014	Aug 2008	(3,568)
	Danish Krone	2,156,558	Aug 2008	(8,024)
	Euro	40,090,054	Aug 2008	(127,453)
	Euro	22,648,754	Aug 2008	24,824
	Euro	22,531,497	Aug 2008	(92,433)
	Euro	23,340,798	Aug 2008	31,293
	Japanese Yen	38,336,260	Aug 2008	722,833
	New Zealand Dollar	5,048,133	Aug 2008	5,278
	Norwegian Krone	2,279,664	Aug 2008	44,620
	Norwegian Krone	2,333,513	Aug 2008	30,740
	Norwegian Krone	2,258,971	Aug 2008	23,927
	Pound Sterling	21,911,116	Aug 2008	(250,215)
	Pound Sterling	17,007,040	Aug 2008	(254,577)
	Pound Sterling	17,014,144	Aug 2008	(247,473)
	Pound Sterling	16,968,661	Aug 2008	(292,957)
	Pound Sterling	16,948,252	Aug 2008	(313,366)
	Pound Sterling	16,940,209	Aug 2008	(321,409)
	Swiss Franc	5,031,834	Aug 2008	(31,481)
	Swiss Franc	19,207,113	Aug 2008	(27,936)
				($1,404,551)

Notes to Schedule of Investments - Page 7

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Core Fund.

660Q1 5/08
7/08

John Hancock
MUTUAL FUNDS

John Hancock Growth Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2008

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Growth Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.48%

Aerospace - 1.36%
Alliant Techsystems, Inc. *	4,100	$445,096
BE Aerospace, Inc. *	2,400	83,880
Curtiss-Wright Corp.	1,000	51,510
Teledyne Technologies, Inc. *	4,700	261,696
TransDigm Group, Inc. *	1,100	47,960
Woodward Governor Company	9,400	378,538
		1,268,680
Agriculture - 0.24%
Fresh Del Monte Produce, Inc. *	7,500	221,550

Apparel & Textiles - 1.65%
Cintas Corp.	2,400	70,848
Columbia Sportswear Company (a)	1,400	61,348
Crocs, Inc. * (a)	800	8,168
Deckers Outdoor Corp. *	5,200	710,944
Guess?, Inc.	12,800	522,624
Mohawk Industries, Inc. *	500	37,540
Unifirst Corp.	400	19,200
Wolverine World Wide, Inc.	3,800	109,098
		1,539,770
Auto Parts - 1.33%
Aftermarket Technology Corp. *	1,100	24,629
BorgWarner, Inc.	5,800	299,918
Gentex Corp.	17,300	303,788
LKQ Corp. *	16,400	363,424
O'Reilly Automotive, Inc. *	9,300	243,195
		1,234,954
Auto Services - 0.72%
Copart, Inc. *	14,900	670,500

Banking - 0.16%
Commerce Bancshares, Inc.	800	35,136
Greenhill & Company, Inc. (a)	800	48,200
TFS Financial Corp.	2,100	26,103
WestAmerica Bancorp	700	38,850
		148,289
Biotechnology - 3.36%
Applera Corp.	9,500	330,220
Bio-Rad Laboratories, Inc., Class A *	2,100	187,908
Charles River Laboratories International, Inc. *	9,100	584,948
Illumina, Inc. *	1,800	141,264
Immucor, Inc. *	13,200	354,156
Invitrogen Corp. *	22,800	1,047,888
Martek Biosciences Corp. *	600	22,656
Techne Corp. *	5,800	455,300
		3,124,340
Broadcasting - 0.18%
Discovery Holding Company *	5,300	138,807
World Wrestling Entertainment, Inc., Class A (a)	1,600	26,640
		165,447
Business Services - 7.84%
ABM Industries, Inc.	5,100	111,333
Alliance Data Systems Corp. *	600	36,024
Arbitron, Inc.	1,800	89,748
Corporate Executive Board Company	1,300	58,721

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Dun & Bradstreet Corp.	7,800	$714,636
Equifax, Inc.	7,800	297,648
Exponent, Inc. *	2,400	78,288
FactSet Research Systems, Inc. (a)	15,900	1,028,889
Fair Isaac Corp.	800	20,216
FTI Consulting, Inc. *	12,200	732,732
Global Payments, Inc.	12,600	594,972
Healthcare Services Group, Inc. (a)	9,200	162,288
Hewitt Associates, Inc., Class A *	3,800	148,808
Informatica Corp. *	12,200	219,600
Iron Mountain, Inc. *	4,600	138,138
Jacobs Engineering Group, Inc. *	12,300	1,165,794
MAXIMUS, Inc.	1,700	62,509
Net 1 UEPS Technologies, Inc. *	2,900	81,084
Perot Systems Corp., Class A *	1,500	24,780
Pre-Paid Legal Services, Inc. * (a)	2,500	104,975
Rollins, Inc.	7,600	120,916
ScanSource, Inc. *	1,500	44,940
SRA International, Inc., Class A *	2,700	63,666
Stanley, Inc. *	1,300	41,028
Syntel, Inc.	11,700	382,590
TeleTech Holdings, Inc. *	2,800	72,352
Total Systems Services, Inc.	17,600	431,552
Watson Wyatt Worldwide, Inc., Class A	4,600	269,422
		7,297,649
Cellular Communications - 0.05%
Syniverse Holdings, Inc. *	2,100	45,276

Chemicals - 4.19%
Airgas, Inc.	2,500	147,925
Albemarle Corp.	2,800	124,516
Balchem Corp.	1,200	29,664
Calgon Carbon Corp. * (a)	3,800	67,336
Celanese Corp., Series A	7,100	345,770
CF Industries Holdings, Inc.	7,500	1,026,750
FMC Corp.	2,100	155,358
Lubrizol Corp.	1,600	89,760
ShengdaTech, Inc. * (a)	5,600	46,200
Sigma-Aldrich Corp.	21,000	1,233,960
Terra Industries, Inc.	13,500	589,005
Valhi, Inc. (a)	1,200	37,488
		3,893,732
Coal - 0.36%
Alpha Natural Resources, Inc. *	4,100	334,888

Colleges & Universities - 0.07%
Career Education Corp. * (a)	3,500	64,015

Commercial Services - 0.39%
Chemed Corp.	2,700	97,794
Morningstar, Inc. *	900	63,855
Shaw Group, Inc. *	1,900	115,900
Team, Inc. *	2,600	83,304
		360,853
Computers & Business Equipment - 2.79%
Blue Coat Systems, Inc. *	400	7,248
CACI International, Inc., Class A *	500	25,485

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment

(continued)
Cogent, Inc. *	4,300	$51,471
Hurco Companies, Inc. *	600	21,738
IHS, Inc., Class A *	4,400	262,064
Jack Henry & Associates, Inc.	9,600	228,480
MICROS Systems, Inc. *	16,600	547,302
National Instruments Corp.	4,800	152,448
NETGEAR, Inc. *	800	15,192
Radiant Systems, Inc. *	4,800	65,088
Stratasys, Inc. * (a)	6,500	141,505
Synaptics, Inc. * (a)	3,300	141,141
Western Digital Corp. *	24,900	934,497
		2,593,659
Construction & Mining Equipment - 0.80%
Bucyrus International, Inc., Class A	5,000	353,900
Carbo Ceramics, Inc.	1,500	71,535
Joy Global, Inc.	3,800	320,074
		745,509
Construction Materials - 0.29%
Applied Industrial Technologies, Inc.	1,400	38,598
Clarcor, Inc.	5,000	217,100
Martin Marietta Materials, Inc. (a)	100	11,669
		267,367
Containers & Glass - 0.15%
Bemis Company, Inc.	600	15,960
Silgan Holdings, Inc.	2,200	125,906
		141,866
Cosmetics & Toiletries - 0.86%
Alberto-Culver Company	9,800	259,014
Chattem, Inc. * (a)	2,900	180,409
Intermediate Parfums, Inc.	1,400	35,238
International Flavors & Fragrances, Inc.	6,400	268,544
Nu Skin Enterprises, Inc., Class A	3,200	54,848
		798,053
Crude Petroleum & Natural Gas - 1.49%
Arena Resources, Inc. *	5,900	295,413
Cabot Oil & Gas Corp.	3,600	216,900
Cimarex Energy Company	3,100	211,234
Contango Oil & Gas Company *	1,500	125,325
Forest Oil Corp. *	2,300	153,525
Gulfport Energy Corp. *	2,300	34,983
Newfield Exploration Company *	300	18,972
Patterson-UTI Energy, Inc.	1,900	59,812
W&T Offshore, Inc.	1,500	83,640
Whiting Petroleum Corp. *	2,000	187,060
		1,386,864
Domestic Oil - 2.32%
Atlas America, Inc.	900	61,767
Berry Petroleum Company, Class A	1,600	86,400
Continental Resources, Inc. *	1,300	83,421
Denbury Resources, Inc. *	24,100	820,123
Encore Aquisition Company *	3,000	200,370
EnergySouth, Inc.	400	21,680

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Domestic Oil (continued)
Frontier Oil Corp.	11,100	$334,221
Holly Corp.	4,200	178,290
Oil States International, Inc. *	1,700	99,314
St. Mary Land & Exploration Company	500	25,480
Stone Energy Corp. *	2,700	182,466
Texas Pacific Land Trust *	1,400	64,750
		2,158,282
Drugs & Health Care - 1.49%
Abaxis, Inc. *	1,400	41,146
BioMarin Pharmaceutical, Inc. *	2,200	83,974
Datascope Corp.	500	21,360
Invacare Corp.	800	14,544
Landauer, Inc.	1,000	59,810
Meridian Bioscience, Inc.	18,500	542,605
Molina Healthcare, Inc. * (a)	700	21,112
Parexel International Corp. *	6,600	162,294
Perrigo Company	10,300	377,083
Res-Care, Inc. *	1,000	19,070
Vital Signs, Inc.	800	45,432
		1,388,430
Educational Services - 2.45%
Capella Education Company *	2,100	136,311
DeVry, Inc.	4,700	268,135
ITT Educational Services, Inc. * (a)	13,600	987,768
Renaissance Learning, Inc. (a)	2,900	43,355
Strayer Education, Inc.	4,200	839,580
		2,275,149
Electrical Equipment - 3.11%
AMETEK, Inc.	10,600	543,780
FLIR Systems, Inc. *	43,000	1,695,060
General Cable Corp. *	1,400	99,120
GrafTech International, Ltd. *	3,800	100,320
Hubbell, Inc., Class B	3,300	154,341
Universal Electronics, Inc. *	4,300	109,306
Varian, Inc. *	2,700	149,823
W.H. Brady Company, Class A	1,000	38,710
		2,890,460
Electrical Utilities - 0.10%
Reliant Energy, Inc. *	3,600	92,016

Electronics - 2.46%
Amphenol Corp., Class A	6,800	317,084
Axsys Technologies, Inc. *	1,000	59,160
Checkpoint Systems, Inc. *	1,200	31,164
Dolby Laboratories, Inc., Class A *	4,400	211,244
II-VI, Inc. *	6,300	246,393
Itron, Inc. *	1,200	117,096
Taser International, Inc. * (a)	6,400	44,992
Teleflex, Inc.	1,400	83,006
Thermo Fisher Scientific, Inc. *	300	17,706
Trimble Navigation, Ltd. *	26,600	1,059,744
Zebra Technologies Corp., Class A *	2,800	105,280
		2,292,869
Energy - 1.09%
Energen Corp.	8,500	637,075

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
MDU Resources Group, Inc.	2,100	$69,363
SunPower Corp., Class A. * (a)	3,700	303,030
		1,009,468
Financial Services - 3.81%
Bankrate, Inc. * (a)	2,200	111,100
Cohen & Steers, Inc. (a)	3,700	111,666
Eaton Vance Corp.	25,900	1,102,045
Federated Investors, Inc., Class B	12,800	471,168
GAMCO Investors, Inc.	1,200	63,708
Interactive Data Corp.	10,900	300,186
IntercontinentalExchange, Inc. *	900	124,380
Janus Capital Group, Inc.	3,000	87,000
optionsXpress Holdings, Inc.	4,500	102,780
Portfolio Recovery Associates, Inc. * (a)	900	36,981
SEI Investments Company	26,400	636,768
Waddell & Reed Financial, Inc., Class A	11,200	396,032
		3,543,814
Food & Beverages - 2.97%
Cal-Maine Foods, Inc. (a)	3,600	112,320
Flowers Foods, Inc.	12,300	345,999
Green Mountain Coffee Roasters, Inc. * (a)	5,700	246,012
Hansen Natural Corp. *	17,100	534,204
Hormel Foods Corp.	13,100	495,049
J & J Snack Foods Corp.	1,200	34,860
J.M. Smucker Company	2,500	131,975
M & F Worldwide Corp. *	3,100	110,949
McCormick & Company, Inc.	11,900	447,202
National Beverage Corp. *	3,700	27,787
PepsiAmericas, Inc.	6,500	158,405
Sanderson Farms, Inc. (a)	1,200	59,916
Seaboard Corp.	32	57,440
		2,762,118
Funeral Services - 0.06%
Service Corporation International	5,100	54,570

Healthcare Products - 7.94%
ArthroCare Corp. *	4,600	202,906
Beckman Coulter, Inc.	2,200	152,658
DENTSPLY International, Inc.	28,000	1,135,120
Edwards Lifesciences Corp. *	4,900	282,779
Gen-Probe, Inc. *	8,000	455,520
Haemonetics Corp. *	2,400	135,264
Henry Schein, Inc. *	16,000	891,520
Herbalife, Ltd.	2,000	77,080
Hologic, Inc. *	4,300	103,329
ICU Medical, Inc. *	600	15,288
IDEXX Laboratories, Inc. *	16,200	818,100
Intuitive Surgical, Inc. *	4,500	1,321,155
Kinetic Concepts, Inc. *	6,600	286,638
Owens & Minor, Inc.	3,200	151,936
Patterson Companies, Inc. *	15,100	513,551
ResMed, Inc. *	5,000	196,950
STERIS Corp.	4,000	121,000
SurModics, Inc. * (a)	1,900	85,196
USANA Health Sciences, Inc. * (a)	900	22,905
Varian Medical Systems, Inc. *	8,300	394,582

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
Young Innovations, Inc.	1,200	$24,552
		7,388,029
Healthcare Services - 3.67%
Air Methods Corp. *	1,200	46,248
Amedisys, Inc. *	4,900	248,969
AMERIGROUP Corp. *	4,200	115,962
Apria Healthcare Group, Inc. *	600	10,110
Cerner Corp. *	5,500	249,535
CorVel Corp. *	1,900	68,419
Covance, Inc. *	13,800	1,131,324
DaVita, Inc. *	900	46,692
Emergency Medical Services Corp., Class A * (a)	2,800	65,268
Health Net, Inc. *	1,800	55,800
Healthextras, Inc. *	2,700	84,375
Healthways, Inc. *	3,900	125,970
IMS Health, Inc.	2,300	55,752
Lincare Holdings, Inc. *	5,500	143,330
Pediatrix Medical Group, Inc. *	10,800	581,364
The Advisory Board Company *	2,200	101,574
Weight Watchers International, Inc.	6,800	284,308
		3,415,000
Homebuilders - 0.15%
Walter Industries, Inc.	1,500	139,860

Hotels & Restaurants - 0.87%
Burger King Holdings, Inc.	2,400	68,520
Choice Hotels International, Inc.	8,600	297,990
Darden Restaurants, Inc.	1,200	41,100
Jack in the Box, Inc. *	10,100	248,157
Papa John's International, Inc. *	1,500	44,145
Sonic Corp. *	3,600	69,048
The Cheesecake Factory, Inc. * (a)	1,900	38,057
		807,017
Household Appliances - 0.07%
The Toro Company	1,700	66,436

Household Products - 1.71%
Church & Dwight, Inc.	8,300	472,519
Energizer Holdings, Inc. *	9,000	734,310
Tupperware Brands Corp.	8,300	317,890
WD-40 Company	1,900	65,816
		1,590,535
Industrial Machinery - 5.92%
Badger Meter, Inc.	1,300	63,895
Chart Industries, Inc. *	700	29,323
Circor International, Inc.	800	42,728
Crane Company	800	36,520
Dionex Corp. *	3,500	255,220
Donaldson Company, Inc.	8,800	453,024
Dresser-Rand Group, Inc. *	4,000	161,280
Flowserve Corp.	6,100	844,972
FMC Technologies, Inc. *	12,400	890,940
Gorman-Rupp Company (a)	1,000	43,900
Graco, Inc.	4,800	194,016
IDEX Corp.	6,200	240,808
Lincoln Electric Holdings, Inc.	2,000	164,960

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial Machinery (continued)
Lindsay Corp. (a)	1,800	$189,000
Middleby Corp. *	2,800	159,852
NATCO Group, Inc. *	1,000	47,270
Pall Corp.	9,800	399,938
Robbins & Myers, Inc.	1,900	76,931
Rofin-Sinar Technologies, Inc. *	3,300	116,787
Tennant Company	800	28,136
Terex Corp. *	400	28,540
The Manitowoc Company, Inc.	15,300	595,170
Valmont Industries, Inc.	3,900	447,876
		5,511,086
Industrials - 0.71%
Fastenal Company (a)	4,800	237,312
Harsco Corp.	6,700	424,244
		661,556
Insurance - 1.59%
Arch Capital Group, Ltd. *	300	21,108
Arthur J. Gallagher & Company	1,600	40,848
Axis Capital Holdings, Ltd.	1,400	49,070
Brown & Brown, Inc.	9,900	192,753
Endurance Specialty Holdings, Ltd.	1,000	33,660
Erie Indemnity Company, Class A	4,900	250,831
HCC Insurance Holdings, Inc.	1,700	40,562
Hilb, Rogal and Hamilton Company	1,300	40,248
Markel Corp. *	400	161,860
Mercury General Corp.	2,000	101,720
Odyssey Re Holdings Corp.	1,600	60,064
PartnerRe, Ltd.	800	58,952
Philadelphia Consolidated Holding Corp. *	5,400	201,150
Reinsurance Group of America, Inc.	600	30,852
RenaissanceRe Holdings, Ltd.	1,000	52,160
RLI Corp.	800	40,912
Stancorp Financial Group, Inc.	1,000	54,990
Torchmark Corp.	700	44,387
		1,476,127
Internet Content - 0.81%
Sohu.com, Inc. *	8,600	752,672

Internet Retail - 1.61%
1-800-Flowers.com, Inc. *	6,600	54,648
Blue Nile, Inc. * (a)	2,600	138,606
Priceline.com, Inc. * (a)	9,700	1,304,941
		1,498,195
Internet Software - 0.62%
DealerTrack Holdings, Inc. *	400	8,416
eResearch Technology, Inc. *	6,400	102,336
McAfee, Inc. *	8,400	304,500
VASCO Data Security International, Inc. *	4,400	57,024
VeriSign, Inc. *	1,400	56,056
Vocus, Inc. *	1,600	50,832
		579,164
Leisure Time - 0.53%
Bally Technologies, Inc. *	4,600	207,046
Monarch Casino & Resort, Inc. *	1,100	15,235
Polaris Industries, Inc. (a)	2,900	138,388

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Leisure Time (continued)
Speedway Motorsports, Inc.	1,100	$28,039
WMS Industries, Inc. *	2,700	100,008
		488,716
Life Sciences - 1.66%
Dawson Geophysical Company *	600	40,974
PerkinElmer, Inc.	1,600	45,248
Pharmaceutical Product Development, Inc.	19,400	857,674
Waters Corp. *	9,700	596,744
		1,540,640
Liquor - 0.78%
Boston Beer Company, Inc. *	4,600	182,988
Central European Distribution Corp. * (a)	7,600	542,336
		725,324
Manufacturing - 2.99%
AptarGroup, Inc.	5,600	250,432
Barnes Group, Inc.	2,600	83,044
Carlisle Companies, Inc.	2,200	73,546
Lancaster Colony Corp.	1,700	55,709
Mettler-Toledo International, Inc. *	11,200	1,161,440
Mine Safety Appliances Company (a)	4,000	164,960
Nordson Corp.	1,200	86,220
Pentair, Inc.	1,100	41,173
Raven Industries, Inc. (a)	5,500	207,625
Roper Industries, Inc.	8,000	520,320
Snap-on, Inc.	700	43,344
SPX Corp.	700	93,016
		2,780,829
Medical Instruments - 0.06%
Hill-Rom Holdings, Inc. *	1,900	58,425

Medical-Hospitals - 0.45%
AmSurg Corp. *	2,800	76,384
Centene Corp. *	1,700	35,887
Universal Health Services, Inc., Class B	800	52,000
VCA Antech, Inc. *	8,200	257,234
		421,505
Metal & Metal Products - 0.49%
Dynamic Materials Corp.	3,800	164,844
L.B. Foster Company *	1,200	41,076
Matthews International Corp., Class A	3,300	157,113
Sun Hydraulics, Inc. (a)	2,400	96,264
		459,297
Mining - 0.53%
Cleveland-Cliffs, Inc.	4,200	448,140
Royal Gold, Inc.	1,500	46,110
		494,250
Mobile Homes - 0.11%
Thor Industries, Inc. (a)	3,900	105,144

Petroleum Services - 2.25%
Atwood Oceanics, Inc. *	3,900	397,449
Flotek Industries, Inc. * (a)	2,600	44,538
GulfMark Offshore, Inc. *	700	46,991
Helmerich & Payne, Inc.	4,100	256,865

The accompanying notes are an integral part of the financial statements.
4

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Petroleum Services (continued)
Oceaneering International, Inc. *	14,700	$1,048,992
Petroleum Development Corp. *	500	34,550
Superior Energy Services, Inc. *	1,900	102,011
T-3 Energy Services, Inc. *	1,100	71,192
Tidewater, Inc.	100	6,833
W-H Energy Services, Inc. *	1,000	85,530
		2,094,951
Pharmaceuticals - 0.50%
American Oriental Bioengineering, Inc. *	1,400	16,660
Auxilium Pharmaceuticals, Inc. *	2,000	63,680
Barr Pharmaceuticals, Inc. *	3,200	140,160
Endo Pharmaceutical Holdings, Inc. *	8,650	213,136
Sciele Pharma, Inc. * (a)	1,400	30,674
		464,310
Publishing - 0.32%
Courier Corp.	800	18,792
John Wiley & Sons, Inc., Class A	3,900	184,275
Meredith Corp.	2,200	72,182
Value Line, Inc.	600	23,730
		298,979
Real Estate - 0.38%
Annaly Capital Management, Inc., REIT	6,600	117,546
Capstead Mortage Corp., REIT	1,400	19,180
Entertainment Properties Trust, REIT	500	27,525
Health Care, Inc., REIT	1,200	57,960
MFA Mortgage Investments, Inc., REIT	2,700	19,629
National Health Investments, Inc., REIT	500	15,500
Nationwide Health Properties, Inc., REIT	1,800	61,434
Realty Income Corp., REIT (a)	1,600	39,200
		357,974
Retail Grocery - 0.16%
Arden Group, Inc.	300	35,190
Ruddick Corp.	1,400	49,742
SUPERVALU, Inc.	600	21,042
Weis Markets, Inc.	1,200	41,412
		147,386
Retail Trade - 4.38%
Abercrombie & Fitch Company, Class A	1,200	87,120
Advance Auto Parts, Inc.	7,350	296,205
Aeropostale, Inc. *	7,500	262,050
BJ's Wholesale Club, Inc. *	500	19,745
Dick's Sporting Goods, Inc. *	3,800	87,970
Dollar Tree, Inc. *	6,600	243,540
Fossil, Inc. *	12,200	386,862
GameStop Corp., Class A *	7,800	386,880
MSC Industrial Direct Company, Inc., Class A	11,000	599,500
PetSmart, Inc.	400	9,376
Ross Stores, Inc.	5,800	212,396
The Buckle, Inc.	4,850	222,276
Tiffany & Company	7,600	372,628
Urban Outfitters, Inc. *	24,500	788,655
Williams-Sonoma, Inc. (a)	4,100	104,222
		4,079,425

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Sanitary Services - 1.60%
Darling International, Inc. *	10,500	$169,155
Republic Services, Inc.	3,100	102,083
Stericycle, Inc. *	19,000	1,107,700
Waste Connections, Inc. *	3,200	105,056
		1,483,994
Semiconductors - 1.31%
Advanced Analogic Technologies, Inc. *	5,100	35,598
Cree, Inc. *	12,200	310,124
Diodes, Inc. *	1,300	36,699
Hittite Microwave Corp. *	1,100	43,945
Microsemi Corp. *	5,800	158,920
Monolithic Power Systems, Inc. *	2,700	65,421
OmniVision Technologies, Inc. *	1,800	29,160
Pericom Semiconductor Corp. *	1,700	31,858
Power Integrations, Inc. *	1,000	32,630
QLogic Corp. *	6,000	94,740
Semtech Corp. *	6,400	112,128
Silicon Laboratories, Inc. *	4,100	151,085
Tessera Technologies, Inc. *	400	8,428
Varian Semiconductor Equipment Associates,
Inc. *	2,900	110,287
		1,221,023
Software - 2.69%
Ansoft Corp. *	5,800	211,584
ANSYS, Inc. *	17,000	804,100
Blackbaud, Inc.	4,000	94,640
Citrix Systems, Inc. *	3,400	116,382
Compuware Corp. *	1,100	11,209
Concur Technologies, Inc. *	6,600	242,022
EPIQ Systems, Inc. *	2,700	44,523
FARO Technologies, Inc. *	3,500	100,345
Manhattan Associates, Inc. *	2,200	55,880
ManTech International Corp. *	2,700	136,161
NAVTEQ Corp. *	3,600	275,436
Omniture, Inc. *	500	12,325
Progress Software Corp. *	2,900	90,306
Quality Systems, Inc. (a)	1,300	42,809
SPSS, Inc. *	200	7,874
Sybase, Inc. *	5,100	163,302
Synchronoss Technologies, Inc. *	3,600	47,844
Taleo Corp. *	2,100	41,559
		2,498,301
Steel - 0.40%
AK Steel Holding Corp.	5,300	376,300

Telecommunications Equipment &
Services - 0.40%
ADTRAN, Inc.	3,000	74,670
CommScope, Inc. *	200	10,970
GeoEye, Inc. *	1,100	18,755
J2 Global Communications, Inc. *	3,400	90,168
Plantronics, Inc.	1,000	24,290
Polycom, Inc. *	4,800	119,616
Premiere Global Services, Inc. *	2,200	33,330
		371,799

The accompanying notes are an integral part of the financial statements.
5

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telephone - 0.05%
Atlantic Tele-Network, Inc.	1,500	$44,940

Tires & Rubber - 0.02%
Cooper Tire & Rubber Company	2,100	23,058

Toys, Amusements & Sporting Goods - 0.57%
Hasbro, Inc.	7,800	282,672
Marvel Entertainment, Inc. *	7,200	245,016
		527,688
Transportation - 0.41%
Genco Shipping & Trading, Ltd. (a)	1,100	77,264
Golar LNG, Ltd. (a)	3,300	60,621
Kirby Corp. *	3,200	178,112
TBS International, Ltd. *	1,500	69,870
		385,867
Travel Services - 0.03%
Ambassadors Group, Inc.	1,500	27,840

Trucking & Freight - 0.60%
Forward Air Corp.	2,500	92,625
Heartland Express, Inc.	5,400	83,160
J.B. Hunt Transport Services, Inc.	5,200	181,168
Landstar Systems, Inc.	3,500	195,020
Oshkosh Corp.	200	8,082
		560,055
TOTAL COMMON STOCKS (Cost $83,655,192)		$90,694,134

SHORT TERM INVESTMENTS - 8.49%
John Hancock Cash
Investment Trust, 2.5216% (c)(f)	$7,901,131	$7,901,131
TOTAL SHORT TERM INVESTMENTS
(Cost $7,901,131)		$7,901,131

REPURCHASE AGREEMENTS - 2.56%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$2,376,362 on 06/02/2008,
collateralized by $2,395,000
Federal National Mortgage
Association, 4.25% due
04/24/2013 (valued at $2,427,931,
including interest)	$2,376,000	$2,376,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,376,000)		$2,376,000
Total Investments (Growth Opportunities Fund)
(Cost $93,932,323)† - 108.. 53%		$100,971,265
Liabilities in Excess of Other Assets - (8.53)%		(7,935,331)
TOTAL NET ASSETS - 100.00%		$93,035,934

Percentages are stated as a percent of net assets.

Key to Security Abbreviations and Legend
REIT - Real Estate Investment Trust

* Non-Income Producing

(a) All or a portion of this security was out on loan.

(c) Investment is an affiliate of the Fund and the Fund’s adviser.

(f) John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.

† At May 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $93,932,323. Net unrealized appreciation aggregated $7,038,942, of which $10,658,490 related to appreciated investment securities and $3,619,548 related to depreciated investment securities.

The accompanying notes are an integral part of the financial statements.
6

Notes to portfolio of investments

Security valuation
The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*
Level 1 – Quoted Prices	$98,595,265	$37,809
Level 2 – Other Significant Observable Inputs	$2,376,000	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$100,971,265	$37,809

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Notes to Schedule of Investments - Page 7

Futures
The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts at May 31, 2008:

	Number of		Expiration	Notional	Unrealized
Open Contracts	Contracts	Position	Date	Value	Appreciation
Russell 2000 Mini Index Futures	7	Long	Jun 2008	$529,500	$19,665
S&P Mid 400 E-mini Index Futures	6	Long	Jun 2008	524,090	18,144
Total					$37,809

Notes to Schedule of Investments - Page 8

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Growth Opportunities Fund.

840Q1 5/08
7/08

John Hancock

MUTUAL FUNDS

John Hancock Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2008

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited)
(showing percentage of total net assets)

Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.45%

Advertising - 0.10%
Omnicom Group, Inc.	500	$24,505

Aerospace - 1.63%
Alliant Techsystems, Inc. *	100	10,856
General Dynamics Corp.	700	64,505
Goodrich Corp.	500	32,405
Lockheed Martin Corp.	200	21,888
Raytheon Company	200	12,772
Rockwell Collins, Inc.	300	18,411
United Technologies Corp.	3,300	234,432
		395,269
Agriculture - 2.15%
Archer-Daniels-Midland Company	900	35,730
Monsanto Company	3,800	484,120
		519,850
Apparel & Textiles - 0.52%
Coach, Inc. *	1,000	36,300
Mohawk Industries, Inc. *	200	15,016
NIKE, Inc., Class B	1,100	75,207
		126,523
Auto Parts - 0.36%
AutoZone, Inc. *	200	25,312
BorgWarner, Inc.	300	15,513
Johnson Controls, Inc.	900	30,654
O'Reilly Automotive, Inc. *	600	15,690
		87,169
Auto Services - 0.08%
AutoNation, Inc. *	400	6,316
Copart, Inc. *	300	13,500
		19,816
Automobiles - 0.23%
Ford Motor Company *	1,400	9,520
PACCAR, Inc.	850	45,382
		54,902
Banking - 0.16%
Bank of America Corp.	500	17,005
Hudson City Bancorp, Inc.	1,200	21,360
		38,365
Biotechnology - 1.21%
Amgen, Inc. *	1,100	48,433
Applera Corp.	400	13,904
Biogen Idec, Inc. *	1,200	75,300
Genentech, Inc. *	1,000	70,870
Genzyme Corp. *	500	34,230
Illumina, Inc. *	200	15,696
Invitrogen Corp. *	400	18,384
Techne Corp. *	200	15,700
		292,517
Broadcasting - 0.07%
Discovery Holding Company *	600	15,714

Business Services - 1.51%
Accenture, Ltd., Class A	400	16,328
Automatic Data Processing, Inc.	700	30,135

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
FactSet Research Systems, Inc.	100	$6,471
Fiserv, Inc. *	1,000	52,360
Fluor Corp.	600	111,930
FTI Consulting, Inc. *	200	12,012
Global Payments, Inc.	300	14,166
Iron Mountain, Inc. *	400	12,012
Jacobs Engineering Group, Inc. *	800	75,824
Manpower, Inc.	200	12,600
Moody's Corp.	100	3,708
Total Systems Services, Inc.	700	17,164
		364,710
Chemicals - 0.65%
Air Products & Chemicals, Inc.	300	30,576
Celanese Corp., Series A	500	24,350
FMC Corp.	200	14,796
Praxair, Inc.	800	76,048
Sigma-Aldrich Corp.	200	11,752
		157,522
Coal - 0.12%
Arch Coal, Inc.	200	12,982
Peabody Energy Corp.	200	14,784
		27,766
Colleges & Universities - 0.05%
Career Education Corp. *	700	12,803

Computers & Business Equipment - 9.94%
Apple, Inc. *	3,500	660,625
Cisco Systems, Inc. *	25,400	678,688
Cognizant Technology Solutions Corp.,
Class A *	100	3,528
Dell, Inc. *	9,000	207,540
EMC Corp. *	7,200	125,568
Hewlett-Packard Company	4,000	188,240
Ingram Micro, Inc., Class A *	300	5,439
International Business Machines Corp.	3,400	440,062
Juniper Networks, Inc. *	1,000	27,520
Lexmark International, Inc. *	200	7,372
Western Digital Corp. *	1,600	60,048
		2,404,630
Construction & Mining Equipment - 0.07%
National Oilwell Varco, Inc. *	200	16,664

Construction Materials - 0.09%
Martin Marietta Materials, Inc. (a)	100	11,669
Trane, Inc.	200	9,284
		20,953
Containers & Glass - 0.17%
Owens-Illinois, Inc. *	700	40,054

Cosmetics & Toiletries - 4.14%
Avon Products, Inc.	1,000	39,060
Colgate-Palmolive Company	2,600	193,336
Kimberly-Clark Corp.	1,500	95,700
Procter & Gamble Company	10,200	673,710
		1,001,806

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Crude Petroleum & Natural Gas - 2.44%
Apache Corp.	900	$120,654
Chesapeake Energy Corp.	500	27,385
Devon Energy Corp.	200	23,188
EOG Resources, Inc.	400	51,452
Hess Corp.	400	49,124
Occidental Petroleum Corp.	2,300	211,439
Quicksilver Resources, Inc. *	300	10,929
Southwestern Energy Company *	400	17,736
Sunoco, Inc.	400	17,788
Unit Corp. *	200	15,338
XTO Energy, Inc.	700	44,534
		589,567
Domestic Oil - 0.10%
Denbury Resources, Inc. *	700	23,821

Drugs & Health Care - 0.40%
BioMarin Pharmaceutical, Inc. *	300	11,451
Perrigo Company	400	14,644
Wyeth	1,600	71,152
		97,247
Educational Services - 0.49%
Apollo Group, Inc., Class A *	1,600	76,464
DeVry, Inc.	100	5,705
ITT Educational Services, Inc. *	500	36,315
		118,484
Electrical Equipment - 0.60%
Emerson Electric Company	2,100	122,178
FLIR Systems, Inc. *	600	23,652
		145,830
Electrical Utilities - 0.06%
Reliant Energy, Inc. *	600	15,336

Electronics - 0.22%
Avnet, Inc. *	400	11,808
Garmin, Ltd.	200	9,730
L-3 Communications Holdings, Inc.	300	32,217
		53,755
Energy - 0.10%
McDermott International, Inc. *	200	12,406
NRG Energy, Inc. *	300	12,477
		24,883
Financial Services - 1.48%
Blackrock, Inc.	100	22,499
Capital One Financial Corp.	200	9,624
Charles Schwab Corp.	700	15,526
Citigroup, Inc.	3,200	70,048
Goldman Sachs Group, Inc.	300	52,923
Janus Capital Group, Inc.	500	14,500
Lehman Brothers Holdings, Inc.	300	11,043
Leucadia National Corp.	200	10,860
MasterCard, Inc., Class A	100	30,865
Merrill Lynch & Company, Inc.	500	21,960
Morgan Stanley	700	30,961
Nasdaq Stock Market, Inc. *	300	10,509
SEI Investments Company	400	9,648

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
SLM Corp. *	700	$15,869
State Street Corp.	200	14,404
T. Rowe Price Group, Inc.	300	17,376
		358,615
Food & Beverages - 6.11%
General Mills, Inc.	700	44,240
H.J. Heinz Company	400	19,964
Kellogg Company	400	20,724
Kraft Foods, Inc., Class A	1,107	35,955
Pepsi Bottling Group, Inc.	400	12,968
PepsiCo, Inc.	8,100	553,230
Sara Lee Corp.	300	4,134
Sysco Corp.	700	21,602
The Coca-Cola Company	12,800	732,928
William Wrigley, Jr. Company	400	30,852
		1,476,597
Gas & Pipeline Utilities - 0.99%
Transocean, Inc. *	1,589	238,652

Healthcare Products - 6.05%
Baxter International, Inc.	1,200	73,320
Becton, Dickinson & Company	600	50,670
C.R. Bard, Inc.	200	18,240
DENTSPLY International, Inc.	300	12,162
Gen-Probe, Inc. *	200	11,388
IDEXX Laboratories, Inc. *	200	10,100
Intuitive Surgical, Inc. *	200	58,718
Johnson & Johnson	9,700	647,378
Kinetic Concepts, Inc. *	100	4,343
Medtronic, Inc.	4,100	207,747
Patterson Companies, Inc. *	500	17,005
Stryker Corp.	2,400	154,920
Zimmer Holdings, Inc. *	2,700	196,560
		1,462,551
Healthcare Services - 5.08%
Cardinal Health, Inc.	1,400	79,156
Covance, Inc. *	300	24,594
Coventry Health Care, Inc. *	1,200	55,236
Express Scripts, Inc. *	3,500	252,385
Humana, Inc. *	200	10,210
McKesson Corp.	1,000	57,650
Medco Health Solutions, Inc. *	2,800	135,660
Quest Diagnostics, Inc.	400	20,164
UnitedHealth Group, Inc.	15,100	516,571
WellPoint, Inc. *	1,400	78,148
		1,229,774
Holdings Companies/Conglomerates - 0.21%
Textron, Inc.	800	50,040

Homebuilders - 0.12%
Centex Corp.	500	9,415
D.R. Horton, Inc.	100	1,271
KB Home	400	8,204
Lennar Corp., Class A	600	10,128
		29,018

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hotels & Restaurants - 0.26%
McDonald's Corp.	700	$41,524
Starbucks Corp. *	1,000	18,190
Yum! Brands, Inc.	100	3,970
		63,684
Household Products - 0.14%
Energizer Holdings, Inc. *	400	32,636

Industrial Machinery - 2.50%
Cameron International Corp. *	1,100	58,553
Caterpillar, Inc.	1,000	82,640
Cummins, Inc.	400	28,168
Deere & Company	3,100	252,154
Donaldson Company, Inc.	300	15,444
Dresser-Rand Group, Inc. *	300	12,096
Flowserve Corp.	300	41,556
FMC Technologies, Inc. *	600	43,110
ITT Corp.	100	6,600
Parker-Hannifin Corp.	400	33,868
The Manitowoc Company, Inc.	300	11,670
W.W. Grainger, Inc.	200	18,252
		604,111
Industrials - 0.11%
Fastenal Company	300	14,832
Harsco Corp.	200	12,664
		27,496
Insurance - 1.60%
ACE, Ltd.	200	12,014
Aetna, Inc.	200	9,432
AFLAC, Inc.	2,100	140,973
Allstate Corp.	300	15,282
American International Group, Inc.	1,900	68,400
Aon Corp.	300	14,157
Assurant, Inc.	200	13,606
Brown & Brown, Inc.	400	7,788
HCC Insurance Holdings, Inc.	500	11,930
MetLife, Inc.	200	12,006
Philadelphia Consolidated Holding Corp. *	400	14,900
The Travelers Companies, Inc.	1,100	54,791
W.R. Berkley Corp.	400	10,836
		386,115
International Oil - 7.88%
Anadarko Petroleum Corp.	300	22,491
Chevron Corp.	5,100	505,665
ConocoPhillips	1,800	167,580
Exxon Mobil Corp.	11,400	1,011,864
Murphy Oil Corp.	500	46,325
Nabors Industries, Ltd. *	300	12,612
Noble Corp.	600	37,884
Weatherford International, Ltd. *	2,200	100,386
		1,904,807
Internet Content - 1.94%
Google, Inc., Class A *	800	468,640

Internet Retail - 1.46%
Amazon.com, Inc. *	1,700	138,754

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Retail (continued)
eBay, Inc. *	6,400	$ 192,064
Expedia, Inc. *	400	9,700
Priceline.com, Inc. *	100	13,453
		353,971
Internet Software - 0.07%
VeriSign, Inc. *	400	16,016

Leisure Time - 0.05%
MGM MIRAGE *	249	12,253

Life Sciences - 0.11%
Pharmaceutical Product Development, Inc.	300	13,263
Waters Corp. *	200	12,304
		25,567
Liquor - 0.59%
Anheuser-Busch Companies, Inc.	2,500	143,650

Manufacturing - 1.89%
3M Company	3,400	263,704
Danaher Corp.	1,000	78,180
Harley-Davidson, Inc.	800	33,256
Honeywell International, Inc.	900	53,658
Illinois Tool Works, Inc.	300	16,110
SPX Corp.	100	13,288
		458,196
Metal & Metal Products - 0.21%
Precision Castparts Corp.	300	36,240
Reliance Steel & Aluminum Company	200	13,594
		49,834
Mining - 0.05%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	100	11,571

Mobile Homes - 0.03%
Thor Industries, Inc.	300	8,088

Office Furnishings & Supplies - 0.04%
Office Depot, Inc. *	800	10,160

Petroleum Services - 3.25%
Baker Hughes, Inc.	400	35,448
BJ Services Company	400	12,080
Diamond Offshore Drilling, Inc.	400	54,576
Halliburton Company	500	24,290
Helmerich & Payne, Inc.	200	12,530
Oceaneering International, Inc. *	200	14,272
Schlumberger, Ltd.	4,600	465,198
Smith International, Inc.	700	55,244
Tidewater, Inc.	100	6,833
Valero Energy Corp.	2,100	106,764
		787,235
Pharmaceuticals - 6.11%
Abbott Laboratories	5,000	281,750
Allergan, Inc.	300	17,286
AmerisourceBergen Corp.	300	12,399
Barr Pharmaceuticals, Inc. *	200	8,760
Bristol-Myers Squibb Company	3,600	82,044
Eli Lilly & Company	2,500	120,350

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Forest Laboratories, Inc. *	1,800	$64,638
Gilead Sciences, Inc. *	3,800	210,216
Merck & Company, Inc.	8,000	311,680
Pfizer, Inc.	18,600	360,096
Schering-Plough Corp.	400	8,160
		1,477,379
Publishing - 0.10%
McGraw-Hill Companies, Inc.	600	24,894

Retail Grocery - 0.09%
The Kroger Company	800	22,112

Retail Trade - 9.26%
Abercrombie & Fitch Company, Class A	600	43,560
Advance Auto Parts, Inc.	500	20,150
American Eagle Outfitters, Inc.	600	10,932
Bed Bath & Beyond, Inc. *	1,400	44,604
Best Buy Company, Inc.	1,000	46,690
Costco Wholesale Corp.	900	64,188
CVS Caremark Corp.	1,500	64,185
Dollar Tree, Inc. *	600	22,140
Family Dollar Stores, Inc.	200	4,280
GameStop Corp., Class A *	700	34,720
Home Depot, Inc.	8,900	243,504
Kohl's Corp. *	1,600	71,680
Lowe's Companies, Inc.	8,200	196,800
Staples, Inc.	3,300	77,385
Target Corp.	3,700	197,432
The Gap, Inc.	600	10,950
The TJX Companies, Inc.	900	28,854
Tiffany & Company	300	14,709
Walgreen Company	5,400	194,508
Wal-Mart Stores, Inc.	14,700	848,778
		2,240,049
Sanitary Services - 0.13%
Ecolab, Inc.	300	13,449
Stericycle, Inc. *	300	17,490
		30,939
Semiconductors - 0.91%
Cypress Semiconductor Corp. *	500	13,940
Intel Corp.	5,700	132,126
Intersil Corp., Class A	500	13,935
Lam Research Corp. *	300	12,210
National Semiconductor Corp.	600	12,630
Silicon Laboratories, Inc. *	400	14,740
Texas Instruments, Inc.	600	19,488
		219,069
Software - 5.97%
Adobe Systems, Inc. *	900	39,654
ANSYS, Inc. *	300	14,190
Citrix Systems, Inc. *	800	27,384
Intuit, Inc. *	500	14,480
Microsoft Corp.	32,100	909,072
NAVTEQ Corp. *	100	7,651
Oracle Corp. *	18,900	431,676
		1,444,107

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Steel - 0.06%
Nucor Corp.	200	$14,960

Telecommunications Equipment &
Services - 1.90%
CommScope, Inc. *	300	16,455
Corning, Inc.	800	21,872
QUALCOMM, Inc.	8,700	422,298
		460,625
Telephone - 0.77%
AT&T, Inc.	1,700	67,830
Verizon Communications, Inc.	3,100	119,257
		187,087
Tires & Rubber - 0.02%
Goodyear Tire & Rubber Company *	200	5,082

Tobacco - 2.52%
Altria Group, Inc.	8,900	198,114
Philip Morris International, Inc. *	7,700	405,482
UST, Inc.	100	5,523
		609,119
Transportation - 0.13%
C.H. Robinson Worldwide, Inc.	200	12,900
Frontline, Ltd.	300	19,122
		32,022
Trucking & Freight - 0.60%
FedEx Corp.	200	18,342
United Parcel Service, Inc., Class B	1,800	127,836
		146,178
TOTAL COMMON STOCKS (Cost $22,334,429)		$23,813,360

SHORT TERM INVESTMENTS - 0.05%
John Hancock Cash
Investment Trust, 2.2.5216% (b)(c)	$11,974	$11,974
TOTAL SHORT TERM INVESTMENTS
(Cost $11,974)		$11,974

REPURCHASE AGREEMENTS - 1.57%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$379,058 on 06/02/2008,
collateralized by $390,000 Federal
National Mortgage Association,
5.60% due 02/06/2023 (valued at
$391,463, including interest)	$379,000	$379,000
TOTAL REPURCHASE AGREEMENTS
(Cost $379,000)		$379,000
Total Investments (Growth Fund)
(Cost $22,725,403)†- - 100.. 07%		$24,204,334
Liabilities in Excess of Other Assets - (0.07)%		(16,191)
TOTAL NET ASSETS - 100.00%		$24,188,143

The accompanying notes are an integral part of the financial statements.
4

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS- May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Footnotes

Percentages are stated as a percent of net assets.

* Non-Income Producing

(a) All or a portion of this security was out on loan

(b) The investment is an affiliate of the Fund and its adviser and/or subadviser.

(c) John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.

† At May 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $22,725,403. Net unrealized appreciation aggregated $1,478,931 of which $2,567,223 related to appreciated investment securities and $1,088,292 related to depreciated investment securities.

The accompanying notes are an integral part of the financial statements.
5

Notes to portfolio of investments
Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*
Level 1 – Quoted Prices	$24,825,334	($289)
Level 2 – Other Significant Observable Inputs	$379,000	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$24,204,334	($289)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

Notes to Schedule of Investments - Page 6

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts on May 31, 2008:

					Unrealized
	Number of		Expiration	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Value	(Depreciation)
S&P Mini 500 Index Futures	1	Long	Jun 2008	140,060	(289)
Total				$140,060	($289)

notes to schedule of investments - Page 7

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Growth Fund.

860Q1 5/08
7/08

John Hancock

MUTUAL FUNDS

John Hancock International Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2008

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited)
(showing percentage of total net assets)

International Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.78%

Australia - 5.78%
AMP, Ltd.	7,540	$52,897
Australia and New Zealand
Banking Group, Ltd.	3,551	73,583
Australian Stock Exchange, Ltd.	3,499	114,979
BHP Billiton, Ltd.	5,613	233,373
Brambles, Ltd.	6,714	52,621
CSL, Ltd.	8,823	335,634
CSR, Ltd.	17,494	48,825
Foster's Group, Ltd.	16,592	87,223
Incitec Pivot, Ltd.	663	110,263
Leighton Holdings, Ltd.	923	47,022
Macquarie Group, Ltd.	662	34,484
Newcrest Mining, Ltd.	4,321	131,500
QBE Insurance Group, Ltd.	1,124	26,256
Rio Tinto, Ltd.	502	66,214
St. George Bank, Ltd.	1,640	53,640
TABCORP Holdings, Ltd.	3,284	35,281
Telstra Corp., Ltd.	16,165	73,390
Toll Holdings, Ltd.	6,198	44,667
Wesfarmers, Ltd.	2,075	75,167
Westpac Banking Corp., Ltd.	3,968	88,178
Woodside Petroleum, Ltd.	4,513	280,379
Woolworths, Ltd.	12,882	341,306
WorleyParsons, Ltd.	2,954	105,314
		2,512,196
Austria - 0.13%
Immofinanz Immobilien Anlage AG	4,969	58,520

Belgium - 0.46%
Belgacom SA	843	39,699
Colruyt SA	163	41,291
Dexia	2,574	60,668
Fortis Group SA	2,469	60,460
		202,118
Bermuda - 0.06%
Frontline, Ltd.	435	26,976

Canada - 6.22%
Agrium, Inc.	500	43,659
Canadian Imperial Bank of Commerce	800	56,216
Canadian National Railway Company	2,500	140,097
Canadian Natural Resources, Ltd.	800	78,293
Canadian Pacific Railway, Ltd.	1,200	87,657
Enbridge, Inc.	1,000	44,525
Husky Energy, Inc.	1,000	50,181
IGM Financial, Inc.	900	40,915
Penn West Energy Trust	1,500	49,306
Petro-Canada	900	51,929
Potash Corp. of Saskatchewan, Inc.	4,900	973,145
Research In Motion, Ltd. *	5,100	705,305
Royal Bank of Canada	2,600	132,931
Shoppers Drug Mart Corp.	1,900	106,607
Suncor Energy, Inc.	1,400	95,545
Teck Cominco, Ltd.	1,000	49,487
		2,705,798

International Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Denmark - 2.78%
A P Moller Maersk AS, Series A	10	$124,726
A P Moller Maersk AS	2	24,945
Carlsberg AS, B Shares	375	39,342
H. Lundbeck AS	2,600	63,719
Novo Nordisk AS	7,489	487,344
Rockwool International AS, B Shares	322	54,736
Sydbank AS	1,344	57,886
Vestas Wind Systems AS *	2,600	357,910
		1,210,608
Finland - 5.46%
Fortum Corp. Oyj	3,221	155,644
Kone Corp. Oyj	2,028	82,095
Metso Oyj	1,069	53,502
Nokia AB Oyj	54,608	1,574,241
Nokian Renkaat Oyj	3,472	178,360
Outokumpu Oyj	2,157	96,478
Outotec Oyj	1,559	106,524
YIT Oyj	4,274	125,538
		2,372,382
France - 6.73%
Air Liquide	748	109,946
Alstom	849	214,014
BNP Paribas SA	987	101,867
Carrefour SA	902	63,246
Credit Agricole SA	3,060	80,978
Dassault Systemes SA	740	49,527
Electricite de France	797	86,275
Essilor International SA	1,841	115,797
Groupe DANONE	2,534	221,831
Hermes International SA	1,008	166,589
L'Oreal SA	1,902	231,456
LVMH Moet Hennessy SA	470	54,994
Neopost SA	406	47,032
Sanofi-Aventis SA	6,246	465,552
Societe Generale *	503	52,274
Total SA	7,559	659,613
UbiSoft Entertainment SA *	428	41,483
Veolia Environnement SA	1,504	107,188
Wendel, ADR	411	58,481
		2,928,143
Germany - 6.96%
Adidas-Salomon AG	1,802	127,053
Allianz AG	329	62,286
BASF AG	998	149,628
Bayer AG	499	44,250
Beiersdorf AG	1,007	79,382
Deutsche Bank AG	1,169	124,997
Deutsche Boerse AG	2,958	424,434
E.ON AG	1,180	251,062
K&S AG	412	193,150
Linde AG	807	121,268
MAN AG	757	118,076
Muenchener Rueckversicherungs-
Gesellschaft AG	716	134,227
Norddeutsche Affinerie AG	1,022	49,130

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Puma AG	115	$44,968
Q-Cells AG *	932	113,314
RWE AG	675	87,255
Salzgitter AG	556	109,249
SAP AG *	9,485	524,143
SGL Carbon AG *	1,450	107,829
Solarworld AG	1,515	78,204
Stada Arzneimittel AG	566	37,115
Wacker Chemie AG	199	47,662
		3,028,682
Greece - 0.69%
Alpha Bank A.E.	1,263	43,346
Bank of Piraeus SA	935	31,420
Coca Cola Hellenic Bottling Company SA	1,948	88,554
Greek Organization of Football Prognostics	2,288	89,701
National Bank of Greece SA	809	45,939
		298,960
Hong Kong - 1.94%
BOC Hong Kong Holdings, Ltd.	10,000	25,551
CLP Holdings, Ltd.	12,500	112,924
Esprit Holdings, Ltd.	11,600	135,563
Hang Seng Bank, Ltd.	7,900	160,047
Hong Kong & China Gas Company, Ltd.	38,500	94,821
Hong Kong Electric Holdings, Ltd.	17,000	102,603
Hong Kong Exchange & Clearing, Ltd.	4,500	77,269
Li & Fung, Ltd.	12,000	45,362
Sun Hung Kai Properties, Ltd.	3,000	48,207
Swire Pacific, Ltd., Class A	3,500	39,938
		842,285
Ireland - 0.34%
Allied Irish Banks PLC	2,426	48,688
Anglo Irish Bank Corp. PLC	2,752	35,964
Bank of Ireland	4,891	62,014
		146,666
Italy - 0.30%
A2A SpA	2,952	11,986
Eni SpA	1,376	56,044
Saipem SpA	1,364	62,643
		130,673
Japan - 17.45%
Aisin Seiki Company	1,200	42,003
Astellas Pharmaceuticals, Inc.	2,500	105,767
Canon, Inc.	9,700	523,553
Central Japan Railway Company, Ltd.	5	48,852
Daiichi Sankyo Company, Ltd.	1,300	36,687
Daikin Industries, Ltd.	3,600	185,771
Dena Company, Ltd.	7	49,270
Denso Corp.	1,700	62,085
East Japan Railway Company	11	84,936
Eisai Company, Ltd.	1,600	57,978
Fanuc, Ltd.	1,600	173,781
Fast Retailing Company, Ltd.	600	51,907
Honda Motor Company, Ltd.	7,700	257,835
Hoya Corp.	5,400	150,085

International Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Ibiden Company, Ltd.	1,600	$67,388
Inpex Holdings, Inc.	8	100,930
Japan Tobacco, Inc.	20	97,135
JFE Holdings, Inc.	1,700	96,111
Kao Corp.	6,000	156,517
Kawasaki Kisen Kaisha, Ltd.	9,000	99,459
Keyence Corp.	600	143,312
Komatsu, Ltd.	8,400	266,135
Konica Minolta Holdings, Inc.	3,500	65,305
Marubeni Corp.	8,000	71,334
Matsushita Electric Industrial Company, Ltd.	18,000	409,789
Mitsubishi Corp.	11,400	393,626
Mitsubishi Estate Company, Ltd.	1,000	26,940
Mitsubishi Gas & Chemicals Company, Inc.	4,000	30,013
Mitsui & Company, Ltd.	5,000	122,605
Mitsui Fudosan Company, Ltd.	2,000	49,611
Mitsui O.S.K. Lines, Ltd.	9,000	135,828
Mitsui Trust Holdings, Inc.	5,000	35,572
Mizuho Financial Group, Inc.	13	68,317
Murata Manufacturing Company, Ltd.	800	42,041
NGK INSULATORS, LTD.	2,000	36,559
Nikon Corp.	4,000	127,490
Nintendo Company, Ltd.	1,300	715,234
Nippon Mining Holdings, Inc.	7,000	43,825
Nippon Oil Corp.	7,000	50,598
Nippon Yusen Kabushiki Kaisha	3,000	30,507
NTT DoCoMo, Inc.	38	60,558
Olympus Optical Company, Ltd.	2,000	65,263
Orix Corp.	240	45,350
Osaka Gas Company, Ltd.	3,000	10,899
Resona Holdings, Inc.	39	68,071
Rohm Company, Ltd.	500	32,774
SBI Holdings, Inc.	56	16,494
Secom Company, Ltd.	800	38,854
SEGA SAMMY HOLDINGS, INC.	3,000	30,877
Seven & I Holdings Company, Ltd.	7,000	204,515
Shimamura Company, Ltd.	500	39,888
Shin-Etsu Chemical Company, Ltd.	4,400	277,139
Shiseido Company, Ltd.	2,000	49,042
Sumco Corp.	900	23,051
Sumitomo Metal Industries, Ltd.	16,000	76,342
Sumitomo Mitsui Financial Group, Inc.	8	68,829
Takeda Pharmaceutical Company, Ltd.	10,100	585,382
Terumo Corp.	3,200	159,363
The Japan Steel Works, Ltd.	4,000	83,096
Tokyo Electron, Ltd.	900	61,554
Toshiba Corp.	6,000	52,874
Toyota Tsusho Corp.	1,000	24,379
Trend Micro, Inc.	1,500	52,504
Yahoo Japan Corp.	238	102,384
Yamada Denki Company, Ltd.	590	45,837
		7,588,010
Luxembourg - 0.40%
ArcelorMittal	1,752	173,544

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Netherlands - 2.36%
Fugro NV - CVA	1,192	$104,981
Heineken NV	4,065	238,862
Koninklijke (Royal) KPN NV	7,307	133,004
Koninklijke Boskalis Westinster NV	874	53,016
Reed Elsevier NV	3,920	73,121
TNT Post Group NV	1,112	44,616
TomTom NV *	1,079	40,086
Unilever NV	9,059	296,035
Wolters Kluwer NV	1,439	40,566
		1,024,287
Portugal - 0.12%
Portugal Telecom, SGPS, SA	4,181	51,126

Singapore - 1.42%
Keppel Corp., Ltd.	5,000	44,508
Keppel Land, Ltd.	12,000	46,976
SembCorp Industries, Ltd.	20,000	70,214
SembCorp Marine, Ltd.	44,000	148,977
Singapore Exchange, Ltd.	7,000	41,335
Singapore Press Holdings, Ltd.	13,000	40,865
Singapore Telecommunications, Ltd.	80,000	223,863
		616,738
Spain - 4.29%
Abertis Infraestructuras SA	805	25,624
ACS Actividades SA	1,040	62,842
Banco Popular Espanol SA	2,270	36,657
Gas Natural SDG SA	769	44,529
Iberdrola SA	3,312	47,817
Industria de Diseno Textil SA	2,341	115,160
Red Electrica De Espana	778	55,072
Telefonica SA	51,420	1,475,938
		1,863,639
Sweden - 1.01%
Hennes & Mauritz AB, B shares	4,185	231,202
Investor AB, B shares	1,400	34,822
Sandvik AB	5,300	90,976
SSAB Svenskt Stal AB, Series A	1,000	34,664
Volvo AB, Series A	3,000	45,871
		437,535
Switzerland - 11.31%
ABB, Ltd. *	23,908	776,709
Compagnie Financiere
Richemont AG, Series A *	2,871	178,912
Geberit AG, ADR	329	55,809
Nestle SA	3,125	1,536,639
Novartis AG	11,853	622,645
Roche Holdings AG - Genusschein	5,415	933,630
Societe Generale de Surveillance Holdings AG	34	51,086
Swatch Group AG, BR shares	193	54,025
Swisscom AG	127	44,354
Syngenta AG	974	296,709
Synthes AG	708	99,585
UBS AG *	5,314	127,975
Zurich Financial Services AG	478	140,224
		4,918,302

International Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom - 20.57%
3i Group PLC	6,258	$109,771
Antofagasta PLC	4,725	64,535
AstraZeneca Group PLC	5,231	228,484
Aviva PLC	4,149	51,819
BAE Systems PLC	4,657	41,813
Barclays PLC	16,550	122,940
BG Group PLC	43,075	1,080,243
BHP Billiton PLC	13,315	504,831
British American Tobacco PLC	10,020	374,742
British Sky Broadcasting Group PLC	4,325	46,521
BT Group PLC	8,155	35,862
Burberry Group PLC	4,055	40,163
Cadbury PLC *	6,591	87,998
Capita Group PLC	6,200	83,085
Centrica PLC	2,343	13,634
Diageo PLC	30,383	592,829
Enterprise Inns PLC	3,027	28,002
GlaxoSmithKline PLC	65,346	1,441,358
HBOS PLC	7,986	63,278
HSBC Holdings PLC	2,507	42,336
Imperial Tobacco Group PLC	3,739	149,983
Kazakhmys PLC	1,688	56,510
Marks & Spencer Group PLC	3,497	26,323
Michael Page International PLC	6,669	37,782
National Grid PLC	4,027	59,509
Next Group PLC	842	19,298
Old Mutual PLC	10,248	23,751
Reckitt Benckiser PLC	6,933	408,437
Reed Elsevier PLC	11,177	140,814
Rio Tinto PLC	8,321	998,050
Royal Bank of Scotland Group PLC	29,768	134,741
Royal Dutch Shell PLC, B Shares	1,022	42,615
SABMiller PLC	3,857	99,324
Scottish & Southern Energy PLC	4,566	133,139
Smith & Nephew PLC	6,203	66,537
Tesco PLC	13,525	110,944
Travis Perkins PLC	2,014	33,313
Tullow Oil PLC	5,468	96,401
Unilever PLC	3,019	99,931
Vedanta Resources PLC	2,081	103,221
Vodafone Group PLC	266,312	855,930
William Hill PLC	5,045	37,876
Wolseley PLC	2,990	32,576
Xstrata PLC	1,585	125,244
		8,946,493
TOTAL COMMON STOCKS (Cost $39,488,034)		$42,083,681

PREFERRED STOCKS - 0.57%

Germany - 0.57%
Porsche Automobil Holding SE (f)	920	171,640
Volkswagen AG (f)	487	73,841
		245,481
TOTAL PREFERRED STOCKS (Cost $174,466)		$245,481

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS - 0.08%

Denmark - 0.02%
Carlsberg A/S	375	$7,509

Switzerland - 0.02%
UBS AG	5,314	7,087

United Kingdom - 0.04%
Imperial Tobacco Group PLC	1,870	18,516
TOTAL RIGHTS (Cost $30,992)		$33,112

REPURCHASE AGREEMENTS - 0.87%
Repurchase Agreement with State
Street Corp. dated 05/31/2008 at
1.83% to be repurchased at
$380,058 on 06/02/2008,
collateralized by $385,000 Federal
National Mortgage Association,
4.25% due 04/24/2013 (valued at
$390,294, including interest)	$380,000	$380,000
TOTAL REPURCHASE AGREEMENTS
(Cost $380,000)		$380,000
Total Investments (International Growth Fund)
(Cost $40,073,492)†- -98.98.30%		$42,742,274
Other Assets in Excess of Liabilities - 1.70%		740,104
TOTAL NET ASSETS - 100.00%		$43,482,378

The portfolio had the following five top industry concentrations as of May 31, 2008 (as a percentage of total net assets):

Telecommunications Equipment & Services	10.37%
Pharmaceuticals	9.56%
Food & Beverages	5.00%
Mining	5.00%
Chemicals	4.97%

Footnotes

Percentages are stated as a percent of net assets.

Key to Security Abbreviations and Legend
ADR	- American Depository Receipts

*	Non-Income Producing
(f)	Variable Rate Preferred
†	At May 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $40,073,492. Net unrealized appreciation aggregated
$2,668,782 of which $4,606,438 related to appreciated investment securities and $1,937,656 related to depreciated investment securities.

The accompanying notes are an integral part of the financial statements.
4

Notes to portfolio of investments

Security valuation
The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of  May 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*
Level 1 – Quoted Prices	$2,899,269	$12,124
Level 2 – Other Significant Observable Inputs	$39,843,005	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$42,742,274	$12,124

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Repurchase agreements
The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Futures
The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Notes to Schedule of Investments - Page 5

The following is a summary of open futures contracts on May 31, 2008:

					Unrealized
	Number of		Expiration	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Value	(Depreciation)
DAX Index Futures	6	Long	Jun 2008	1,065,975	173,031
MSCI Singapore Stock Index Futures	8	Long	Jun 2008	630,880	14,912
SPI 200 Index	50	Short	Jun 2008	(285,300)	(914)
S&P/Toronto Stock Exchange 60
Index Futures	1,000	Short	Jun 2008	(879,400)	(94,792)
CAC 40 10 Euro Index	10	Short	Jun 2008	(50,155)	(11)
FTSE 100 Index Futures	10	Short	Jun 2008	(60,410)	254
Total				421,590	92,480

Forward foreign currency contracts
The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by the Fund on contracts that have matured. The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

Open forward foreign currency contracts as of  May 31, 2008, were as follows:

		Principal Amount		Unrealized
		Covered by	Settlement	Appreciation
Portfolio	Currency	Contract	Date	(Depreciation)
International Growth	Buys
	Swiss Franc	84,365	August 2008	504
	Swiss Franc	92,930	August 2008	418
	Euro	42,996	August 2008	(89)
	Japanese Yen	44,836,956	August 2008	(827)
	Japanese Yen	119,073,578	August 2008	(15,761)
	Japanese Yen	122,681,869	August 2008	(11,864)
	Japanese Yen	119,073,578	August 2008	(9,219)
	Norwegian Krone	572,319	August 2008	(563)
	New Zealand	518,439	August 2008	5,926
	Swedish Krona	1,060,909	August 2008	479
	Swedish Krona	9,713,328	August 2008	(5,650)
	Singapore Dollar	394,000	August 2008	1,818
				(34,828)
	Sells
	Australian Dollar	1,028,483	August 2008	(4,321)
	Australian Dollar	1,027,391	August 2008	(5,414)
	Danish Krone	1,024,447	August 2008	777
	Pound Sterling	1,062,174	August 2008	(18,338)
	Pound Sterling	1,060,897	August 2008	(19,616)
	Hong Kong Dollar	400,463	August 2008	356
	Norwegian Krone	39,117	August 2008	766
	New Zealand	250,377	August 2008	262
				(45,528)

Notes to Schedule of Investments - Page 6

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management
Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Growth Fund.

870Q1 5/08
7/08

John Hancock
MUTUAL FUNDS

John Hancock International Allocation Portfolio

QUARTERLY PORTFOLIO HOLDINGS

5.31.2008

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited)
(showing percentage of total net assets)

International Allocation Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.11%

JOHN HANCOCK FUNDS - 17.24%
Greater China Opportunities (MFC Global
Investment Management (U.S.A.) Ltd.) (c)(f)	40,601	$884,292
International Classic Value (Pzena
Investment Management, LLC) (f)	715,807	6,714,269
		7,598,561
JOHN HANCOCK FUNDS II - 64.74%
Emerging Markets Value (Dimensional Fund
Advisors, Inc.) (f)	268,317	3,150,040
International Opportunities (Marsico Capital
Management, LLC) (f)	533,685	9,814,462
International Small Company (Dimensional
Fund Advisors, Inc.) (f)	618,203	6,237,663
International Value (Franklin Templeton) (f)	519,200	9,324,830
		28,526,995
JOHN HANCOCK FUNDS III - 18.13%
International Growth (Grantham, Mayo, Van
Otterloo & Company) (f)	331,089	7,989,176
TOTAL INVESTMENT COMPANIES (Cost $45,765,434)		$44,114,732
Total Investments (International Allocation Portfolio)
(Cost $$45,765,434)† - 100.. 11%		$44,114,732
Liabilities in Excess of Other Assets - (0.11)%		(46,382)
TOTAL NET ASSETS - 100.00%		$44,068,350

Percentages are stated as a percent of net assets.

(c)	The underlying John Hancock Fund’s subadviser is an affiliate of the Fund.
(f)	The underlying Fund’s subadviser.
†	At May 31, 2008, the aggregate cost of investment securities for federal in-
come tax purposes was $45,765,434. Net unrealized depreciation aggregated
$1,650,702, of which $323,711 related to appreciated investment securities and $1,974,413 related to depreciated investment securities.

The accompanying notes are an integral part of the financial statements.
1

Notes to portfolio of investments

Security valuation
The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of  May 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*
Level 1 – Quoted Prices	$44,114,732	–
Level 2 – Other Significant Observable Inputs	–	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$44,114,732	–

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments - Page 2

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Allocation Portfolio.

318Q1 5/08
7/08

John Hancock
MUTUAL FUNDS

John Hancock Global Shareholder Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2008

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited)
(showing percentage of total net assets)

Global Shareholder Yield Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 87.38%

Australia - 3.19%
APN News & Media, Ltd.	200,390	$773,792
Australia and New Zealand
Banking Group, Ltd.	25,000	518,044
John Fairfax Holdings, Ltd.	236,417	781,847
St. George Bank, Ltd.	24,700	807,875
Westpac Banking Corp., Ltd.	22,900	508,892
		3,390,450
Austria - 0.83%
Telekom Austria AG	37,000	882,437

Belgium - 3.22%
Belgacom SA	39,820	1,875,225
Inbev NV	20,000	1,543,303
		3,418,528
Canada - 2.34%
Manitoba Telecom Services, Inc.	38,900	1,679,559
Yellow Pages Income Fund	79,600	805,133
		2,484,692
Finland - 1.56%
Fortum Corp. Oyj	34,250	1,655,014

France - 4.75%
France Telecom SA	59,200	1,796,418
PagesJaunes Groupe SA	51,100	920,596
Total SA	14,300	1,247,846
Vivendi SA	25,900	1,088,540
		5,053,400
Germany - 2.87%
BASF AG	7,300	1,094,471
RWE AG	15,100	1,951,935
		3,046,406
Hong Kong - 0.06%
Vitasoy International Holdings, Ltd.	138,000	64,898

Ireland - 2.62%
C&C Group PLC - London Exchange	84,400	679,505
C&C Group PLC	114,300	917,562
Independent News & Media PLC - London
Exchange	76,099	272,299
Independent News & Media PLC	254,801	911,735
		2,781,101
Italy - 5.00%
Enel SpA	143,200	1,609,610
Eni SpA, SADR	12,900	1,052,511
Intesa Sanpaolo SpA	56,800	372,465
Mondadori (Arnoldo) Editore SpA	81,600	595,074
Terna SpA	370,400	1,682,649
		5,312,309
Malaysia - 0.07%
British American Tobacco Malaysia BHD	6,000	80,556

New Zealand - 0.60%
Telecom Corp. of New Zealand, SADR	40,886	636,595

Norway - 2.47%
Den Norske Bank ASA	31,900	458,786

Global Shareholder Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Norway (continued)
StatoilHydro ASA, SADR	49,800	$1,949,670
Veidekke ASA	27,400	220,656
		2,629,112
Philippines - 0.97%
Philippine Long Distance Telephone
Company, SADR	17,051	1,029,710

Singapore - 0.44%
Singapore Press Holdings, Ltd.	150,000	471,521

South Korea - 0.71%
KT Corp., SADR	33,300	752,913

Spain - 0.98%
Telefonica SA	36,200	1,039,070

Sweden - 0.73%
Swedish Match AB	36,500	777,081

Switzerland - 2.74%
Nestle SA	4,300	2,114,416
Swisscom AG	2,300	803,262
		2,917,678
Taiwan - 1.78%
Chunghwa Telecom Company, Ltd. *	42,200	1,045,294
Far EasTone Telecommunications Company,
Ltd.	487,981	847,490
		1,892,784
United Kingdom - 8.33%
AstraZeneca PLC, SADR	17,600	768,944
Diageo PLC, SADR	19,900	1,564,538
GKN PLC	177,500	1,024,064
Imperial Tobacco Group PLC	19,600	786,219
Legal & General Group PLC	59,400	140,963
Lloyds TSB Group PLC	66,870	508,657
National Grid PLC	82,300	1,216,190
Tomkins PLC	268,000	959,568
United Utilities PLC	56,500	837,728
Vodafone Group PLC	324,500	1,042,946
		8,849,817
United States - 41.12%
AllianceBernstein Holding LP *	16,100	1,035,391
Altria Group, Inc.	47,300	1,052,898
AT&T, Inc.	49,800	1,987,020
Automatic Data Processing, Inc.	24,400	1,050,420
Ball Corp.	19,600	1,064,280
Bristol-Myers Squibb Company	72,100	1,643,159
CBS Corp., Class B	22,900	494,182
Citizens Communications Company	142,800	1,665,048
ConocoPhillips	17,000	1,582,700
DaVita, Inc. *	10,300	534,364
Diamond Offshore Drilling, Inc.	7,300	996,012
Dow Chemical Company	24,900	1,005,960
Duke Energy Corp.	114,100	2,108,568
E.I. Du Pont de Nemours & Company	32,500	1,557,075
General Electric Company	19,300	592,896
Great Plains Energy, Inc.	54,200	1,421,666
HCP, Inc., REIT	2,000	68,520

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Shareholder Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United States (continued)
Kinder Morgan Energy Partners LP	17,600	$1,023,792
Magellan Midstream Partners LP	25,900	1,003,366
Microchip Technology, Inc.	14,300	526,812
NSTAR	15,800	529,774
Nucor Corp.	13,300	994,840
ONEOK Partners LP	12,900	791,286
Packaging Corp. of America	63,000	1,640,520
Pfizer, Inc.	24,100	466,576
Philip Morris International, Inc. *	35,100	1,848,366
Progress Energy, Inc.	24,900	1,064,724
Reynolds American, Inc.	34,200	1,878,264
SCANA Corp.	13,000	521,820
Southern Copper Corp.	10,900	1,201,507
Teco Energy, Inc.	54,300	1,106,091
The Laclede Group, Inc.	13,300	532,000
The Southern Company	28,800	1,042,560
U.S. Bancorp	24,600	816,474
UST, Inc.	34,400	1,899,912
Ventas, Inc., REIT	22,400	1,067,584
Verizon Communications, Inc.	49,100	1,888,877
Westar Energy, Inc.	22,400	537,600
Windstream Corp.	109,000	1,454,060
		43,696,964
TOTAL COMMON STOCKS (Cost $91,876,603)		$92,863,036

REPURCHASE AGREEMENTS - 13.01%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$13,822,108 on 06/02/2008,
collateralized by $14,100,000
Federal Home Loan Bank, 3.38%
due 06/24/2011 (valued at
$14,100,000, including interest)	$13,820,000	$13,820,000
TOTAL REPURCHASE AGREEMENTS
(Cost $13,820,000)		$13,820,000
Total Investments (Global Shareholder Yield Fund)
(Cost $$105,696,603)† - 100.. 39%		$106,683,036
Liabilities in Excess of Other Assets - (0.39)%		(412,093)
TOTAL NET ASSETS - 100.00%		$106,270,943

The portfolio had the following five top industry concentrations as of May 31, 2008 (as a percentage of total net assets):

Telecommunications Equipment & Services	14.21%
Electrical Utilities	8.61%
Tobacco	7.83%
Energy	6.85%
Food & Beverages	6.48%

Percentages are stated as a percent of net assets.

Key to Security Abbreviations and Legend
REIT	- Real Estate Investment Trust
SADR	- Sponsored American Depositary Receipts

*	Non-Income Producing
†	At May 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $105,696,603. Net unrealized appreciation aggregated
$986,433, of which $3,534,490 related to appreciated investment securities and $2,548,057 related to depreciated investment securities.

The accompanying notes are an integral part of the financial statements.
2

Notes to portfolio of investments

Security valuation
The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of  May 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*
Level 1 – Quoted Prices	$54,981,831	–
Level 2 – Other Significant Observable Inputs	51,701,205	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$106,683,036	–

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Repurchase agreements
The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Notes to Schedule of Investments - Page 3

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Epoch Investment Partners, Inc.
640 Fifth Avenue, 18th Floor
New York, NY 10019

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.

320Q1 5/08
7/08

John Hancock

MUTUAL FUNDS

John Hancock Classic Value Mega Cap Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2008

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited)
(showing percentage of total net assets)

Classic Mega Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.19%

Aerospace - 4.24%
Northrop Grumman Corp.	3,000	$226,380

Banking - 5.82%
Bank of America Corp.	5,500	187,055
Wachovia Corp.	5,200	123,760
		310,815
Biotechnology - 3.14%
Amgen, Inc. *	3,800	167,314

Cable & Television - 2.21%
Viacom, Inc., Class B *	3,300	118,206

Cosmetics & Toiletries - 2.60%
Kimberly-Clark Corp.	2,175	138,765

Electronics - 0.61%
Tyco Electronics, Ltd.	812	32,577

Energy - 3.47%
Sempra Energy	3,200	184,992

Financial Services - 24.44%
Capital One Financial Corp.	4,175	200,901
Citigroup, Inc.	11,650	255,018
Federal Home Loan Mortgage Corp.	10,100	256,742
Federal National Mortgage Association	6,125	165,498
JP Morgan Chase & Company	2,975	127,925
Lehman Brothers Holdings, Inc.	2,950	108,590
Morgan Stanley	3,400	150,382
Washington Mutual, Inc.	4,350	39,237
		1,304,293
Food & Beverages - 3.15%
Kraft Foods, Inc., Class A	5,175	168,084

Healthcare Products - 7.16%
Boston Scientific Corp. *	11,925	158,483
Johnson & Johnson	3,350	223,579
		382,062
Healthcare Services - 3.18%
Cardinal Health, Inc.	3,000	169,620

Insurance - 11.16%
ACE, Ltd.	2,300	138,161
Allstate Corp.	5,150	262,341
Chubb Corp.	2,125	114,240
MetLife, Inc.	1,350	81,040
		595,782
International Oil - 2.21%
BP PLC, SADR	1,625	117,829

Manufacturing - 0.69%
Tyco International, Ltd.	812	36,694
Pharmaceuticals - 6.14%
Bristol-Myers Squibb Company	7,300	166,367
Pfizer, Inc.	2,750	53,240
Schering-Plough Corp.	5,300	108,120
		327,727
Retail Trade - 8.87%
Home Depot, Inc.	3,875	106,020
Kohl's Corp. *	2,525	113,120

Classic Mega Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Lowe's Companies, Inc.	4,650 $	111,600
Wal-Mart Stores, Inc.	2,475	142,907
		473,647
Software - 3.67%
Microsoft Corp.	4,800	135,936
Oracle Corp. *	2,625	59,955
		195,891

Telecommunications Equipment &
Services - 5.43%
Alcatel-Lucent, SADR *	38,600	289,886
TOTAL COMMON STOCKS (Cost $6,379,372)		$5,240,564

REPURCHASE AGREEMENTS - 1.93%
Repurchase Agreement with State
Street Corp. dated 05/30/208 at
1.83% to be repurchased at
$103,016 on 06/02/2008,
collateralized by $100,000 Federal
Home Loan Bank, 5.38% due
05/18/2016 (valued at $106,000,
including interest)	$103,000	$103,000
TOTAL REPURCHASE AGREEMENTS
(Cost $103,000)		$103,000
Total Investments (Classic Mega Cap Fund)
(Cost$$6,482,372)† - 100.. 12%		$5,343,564
Liabilities in Excess of Other Assets - (0.12)%		(6,289)
TOTAL NET ASSETS - 100.00%		$5,337,275

Footnotes

Percentages are stated as a percent of net assets.

Key to Security Abbreviations and Legend
SADR - Sponsored American Depositary Receipts

* Non-Income Producing

† The cost of investments owned on May 31, 2008, including short-term investments, for Federal income tax purposes, was $6,482,372. Gross unrealized appreciation and depreciation of investments aggregated $110,272 and $1,249,080, respectively, resulting in net unrealized depreciation of $1,138,808.

The accompanying notes are an integral part of the financial statements.
1

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*
Level 1 – Quoted Prices	$5,240,564	–
Level 2 – Other Significant Observable Inputs	$103,000	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$5,343,564	–

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Notes to Schedule of Investments - Page 2

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Pzena Investment Management, LLC
120 West 45th Street, 20th Floor
New York, NY 10036

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Classic Value Mega Cap Fund.

322Q1 5/08
7/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: July 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: July 21, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: July 21, 2008